SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 49

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/MID CAP INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MONEY MARKET(1)
EQ/CORE BOND INDEX(1)	EQ/QUALITY BOND PLUS(1)
EQ/EQUITY 500 INDEX(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 since 1996.

FSA-2

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$95,624,708	$642,425,951	$189,936,930	$80,617,123	$233,233,775	$339,796,749
Receivable for shares of the Portfolios sold	19,513	167,734	12,069	8,079	—	168,567
Receivable for policy-related transactions	—	—	—	—	10,496	—

Total assets	95,644,221	642,593,685	189,948,999	80,625,202	233,244,271	339,965,316

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	10,496	—
Payable for policy-related transactions	19,513	167,734	12,069	8,079	—	168,567

Total liabilities	19,513	167,734	12,069	8,079	10,496	168,567

Net Assets	$95,624,708	$642,425,951	$189,936,930	$80,617,123	$233,233,775	$339,796,749

Net Assets:
Accumulation unit values	$95,510,316	$642,241,244	$189,896,439	$80,509,093	$233,120,309	$339,440,987
Retained by Equitable Financial in Separate Account No. 49	114,392	184,707	40,491	108,030	113,466	355,762

Total Net Assets	$95,624,708	$642,425,951	$189,936,930	$80,617,123	$233,233,775	$339,796,749

Investments in shares of the Portfolios, at cost	$103,889,890	$683,564,646	$200,323,841	$80,024,323	$259,757,166	$435,266,752

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$426,245,540	$368,219,380	$1,785,094,777	$674,014,268	$700,818,761	$157,578,628
Receivable for shares of the Portfolios sold	—	45,044	227,333	98,463	152,102	78,961
Receivable for policy-related transactions	181,212	—	—	—	—	—

Total assets	426,426,752	368,264,424	1,785,322,110	674,112,731	700,970,863	157,657,589

Liabilities:
Payable for shares of the Portfolios purchased	181,212	—	—	—	—	—
Payable for policy-related transactions	—	45,044	227,333	98,006	152,102	78,961

Total liabilities	181,212	45,044	227,333	98,006	152,102	78,961

Net Assets	$426,245,540	$368,219,380	$1,785,094,777	$674,014,725	$700,818,761	$157,578,628

Net Assets:
Accumulation unit values	$425,935,918	$368,129,567	$1,784,904,694	$673,879,573	$700,598,616	$157,538,608
Retained by Equitable Financial in Separate Account No. 49	309,622	89,813	190,083	135,152	220,145	40,020

Total Net Assets	$426,245,540	$368,219,380	$1,785,094,777	$674,014,725	$700,818,761	$157,578,628

Investments in shares of the Portfolios, at cost	$437,438,658	$542,086,122	$2,461,111,098	$876,849,264	$812,340,468	$184,516,007

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$693,994,956	$601,176,707	$90,203,128	$52,237,871	$613,312,444	$897,147,761
Receivable for shares of the Portfolios sold	200,263	174,315	44,366	104,412	258,368	—
Receivable for policy-related transactions	—	—	—	—	—	196,631

Total assets	694,195,219	601,351,022	90,247,494	52,342,283	613,570,812	897,344,392

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	196,631
Payable for policy-related transactions	200,207	174,315	44,366	104,412	258,368	—

Total liabilities	200,207	174,315	44,366	104,412	258,368	196,631

Net Assets	$693,995,012	$601,176,707	$90,203,128	$52,237,871	$613,312,444	$897,147,761

Net Assets:
Accumulation unit values	$693,564,547	$601,034,957	$90,193,057	$52,231,273	$613,207,099	$896,982,566
Retained by Equitable Financial in Separate Account No. 49	430,465	141,750	10,071	6,598	105,345	165,195

Total Net Assets	$693,995,012	$601,176,707	$90,203,128	$52,237,871	$613,312,444	$897,147,761

Investments in shares of the Portfolios, at cost	$628,362,168	$725,474,091	$97,755,819	$59,168,952	$779,276,572	$1,007,959,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,814,499,137	$84,946,081	$603,264,489	$483,582,656	$120,156,040	$631,331,585
Receivable for shares of the Portfolios sold	617,126	37,588	90,054	89,239	41,764	301,751

Total assets	1,815,116,263	84,983,669	603,354,543	483,671,895	120,197,804	631,633,336

Liabilities:
Payable for policy-related transactions	617,126	37,588	90,054	89,239	41,764	301,751

Total liabilities	617,126	37,588	90,054	89,239	41,764	301,751

Net Assets	$1,814,499,137	$84,946,081	$603,264,489	$483,582,656	$120,156,040	$631,331,585

Net Assets:
Accumulation unit values	$1,814,260,443	$84,927,558	$603,205,473	$483,549,481	$120,147,365	$631,265,743
Retained by Equitable Financial in Separate Account No. 49	238,694	18,523	59,016	33,175	8,675	65,842

Total Net Assets	$1,814,499,137	$84,946,081	$603,264,489	$483,582,656	$120,156,040	$631,331,585

Investments in shares of the Portfolios, at cost	$1,642,055,868	$114,251,460	$769,718,259	$474,769,013	$133,050,882	$701,005,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$508,468,037	$288,983,490	$359,719,747	$1,190,434,347	$653,539,073	$2,285,627,598
Receivable for shares of the Portfolios sold	—	116,798	173,328	177,865	—	1,012,868
Receivable for policy-related transactions	71,623	—	—	—	74,657	—

Total assets	508,539,660	289,100,288	359,893,075	1,190,612,212	653,613,730	2,286,640,466

Liabilities:
Payable for shares of the Portfolios purchased	71,623	—	—	—	74,657	—
Payable for policy-related transactions	—	116,798	173,328	177,865	—	1,312,868

Total liabilities	71,623	116,798	173,328	177,865	74,657	1,312,868

Net Assets	$508,468,037	$288,983,490	$359,719,747	$1,190,434,347	$653,539,073	$2,285,327,598

Net Assets:
Accumulation unit values	$508,425,678	$288,949,530	$359,618,274	$1,189,723,961	$653,245,368	$2,285,074,911
Retained by Equitable Financial in Separate Account No. 49	42,359	33,960	101,473	710,386	293,705	252,687

Total Net Assets	$508,468,037	$288,983,490	$359,719,747	$1,190,434,347	$653,539,073	$2,285,327,598

Investments in shares of the Portfolios, at cost	$548,264,284	$325,686,944	$425,593,999	$1,389,757,216	$790,704,972	$3,374,070,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$443,326,105	$1,916,789,676	$696,012,946	$855,806,047	$2,692,912,946	$495,728,246
Receivable for shares of the Portfolios sold	—	651,320	188,432	225,104	749,381	337,080
Receivable for policy-related transactions	202,673	—	—	—	—	—

Total assets	443,528,778	1,917,440,996	696,201,378	856,031,151	2,693,662,327	496,065,326

Liabilities:
Payable for shares of the Portfolios purchased	202,673	—	—	—	—	—
Payable for policy-related transactions	—	754,256	188,432	225,104	749,381	337,080

Total liabilities	202,673	754,256	188,432	225,104	749,381	337,080

Net Assets	$443,326,105	$1,916,686,740	$696,012,946	$855,806,047	$2,692,912,946	$495,728,246

Net Assets:
Accumulation unit values	$443,232,825	$1,916,338,579	$695,851,464	$855,740,788	$2,692,535,576	$495,590,196
Retained by Equitable Financial in Separate Account No. 49	93,280	348,161	161,482	65,259	377,370	138,050

Total Net Assets	$443,326,105	$1,916,686,740	$696,012,946	$855,806,047	$2,692,912,946	$495,728,246

Investments in shares of the Portfolios, at cost	$456,839,266	$1,976,380,376	$763,108,765	$933,303,437	$3,474,432,641	$509,762,156

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$4,935,882,439	$808,416,646	$569,751,549	$389,209,237	$544,487,888
Receivable for shares of the Portfolios sold	1,653,022	—	111,331	20,848	359,013
Receivable for policy-related transactions	—	17,480,147	—	—	—

Total assets	4,937,535,461	825,896,793	569,862,880	389,230,085	544,846,901

Liabilities:
Payable for shares of the Portfolios purchased	—	16,777,211	—	—	—
Payable for policy-related transactions	1,953,022	—	111,331	20,848	359,013

Total liabilities	1,953,022	16,777,211	111,331	20,848	359,013

Net Assets	$4,935,582,439	$809,119,582	$569,751,549	$389,209,237	$544,487,888

Net Assets:
Accumulation unit values	$4,935,224,514	$809,119,582	$569,732,093	$389,165,532	$544,346,902
Retained by Equitable Financial in Separate Account No. 49	357,925	—	19,456	43,705	140,986

Total Net Assets	$4,935,582,439	$809,119,582	$569,751,549	$389,209,237	$544,487,888

Investments in shares of the Portfolios, at cost	$6,632,616,117	$808,421,023	$647,406,983	$480,602,514	$844,081,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	8,245,791

1290 VT GAMCO SMALL COMPANY VALUE	IB	10,306,543

1290 VT SMARTBETA EQUITY ESG	IB	12,598,435

1290 VT SOCIALLY RESPONSIBLE	IB	5,088,289

EQ/400 MANAGED VOLATILITY	IB	11,467,048

EQ/2000 MANAGED VOLATILITY	IB	20,155,725

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	44,525,081

EQ/AB SMALL CAP GROWTH	IB	29,874,169

EQ/AGGRESSIVE ALLOCATION	B	205,255,008

EQ/AGGRESSIVE GROWTH STRATEGY	IB	47,639,936

EQ/BALANCED STRATEGY	IB	49,887,257

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	19,405,004

EQ/COMMON STOCK INDEX	IB	19,291,413

EQ/CONSERVATIVE ALLOCATION	B	76,852,609

EQ/CONSERVATIVE GROWTH STRATEGY	IB	7,190,107

EQ/CONSERVATIVE STRATEGY	IB	4,874,049

EQ/CONSERVATIVE-PLUS ALLOCATION	B	79,374,708

EQ/CORE BOND INDEX	IB	99,596,919

EQ/EQUITY 500 INDEX	IB	32,073,984

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,642,328

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	43,358,228

EQ/GROWTH STRATEGY	IB	29,259,918

EQ/INTERMEDIATE GOVERNMENT BOND	IB	12,861,988

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	65,192,936

EQ/INTERNATIONAL EQUITY INDEX	IB	55,876,459

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	24,706,396

EQ/JANUS ENTERPRISE	IB	19,613,038

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	125,413,239

EQ/LARGE CAP GROWTH INDEX	IB	41,687,010

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	99,306,505

EQ/LARGE CAP VALUE INDEX	IB	47,227,779

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	114,892,971

EQ/MID CAP INDEX	IB	50,434,436

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	56,778,678

EQ/MODERATE ALLOCATION	B	245,488,001

EQ/MODERATE GROWTH STRATEGY	IB	33,694,680

EQ/MODERATE-PLUS ALLOCATION	B	582,724,029

EQ/MONEY MARKET	IB	808,238,299

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/QUALITY BOND PLUS	IB	75,621,056

EQ/SMALL COMPANY INDEX	IB	39,327,339

MULTIMANAGER TECHNOLOGY	IB	23,846,696

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.50	233
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.35	763
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$15.92	1,049
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.06	39
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$15.92	485
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.64	980
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.50	928
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.36	104
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.22	1,414
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.09	88
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$14.82	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$92.98	274
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$91.38	808
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$139.25	884
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$88.25	95
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$86.72	531
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$83.74	1,223
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$82.29	1,417
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$80.87	104
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$79.47	1,561
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$78.09	175
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$75.40	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$72.80	1

1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$12.20	663
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$12.18	1,435
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$12.16	2,887
1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$12.15	148
1290 VT SMARTBETA EQUITY ESG	1.40%	IB	$12.13	874
1290 VT SMARTBETA EQUITY ESG	1.50%	IB	$12.10	1,616
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$12.08	1,988
1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$12.07	319
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$12.05	5,066
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$12.04	694
1290 VT SMARTBETA EQUITY ESG	1.80%	IB	$12.00	—

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$24.57	173
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$31.95	367
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$31.58	312
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$23.71	28

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$23.43	305
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$30.43	463
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$22.61	417
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$22.35	118
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$29.55	605
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$21.83	131
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$21.31	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$19.08	1,332
EQ/400 MANAGED VOLATILITY	1.25%	IB	$18.99	1,427
EQ/400 MANAGED VOLATILITY	1.30%	IB	$18.90	1,232
EQ/400 MANAGED VOLATILITY	1.35%	IB	$18.80	119
EQ/400 MANAGED VOLATILITY	1.40%	IB	$18.71	2,092
EQ/400 MANAGED VOLATILITY	1.50%	IB	$18.53	1,661
EQ/400 MANAGED VOLATILITY	1.55%	IB	$18.44	1,209
EQ/400 MANAGED VOLATILITY	1.60%	IB	$18.35	772
EQ/400 MANAGED VOLATILITY	1.65%	IB	$18.26	2,363
EQ/400 MANAGED VOLATILITY	1.70%	IB	$18.17	302
EQ/400 MANAGED VOLATILITY	1.80%	IB	$17.99	2
EQ/400 MANAGED VOLATILITY	1.90%	IB	$17.82	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$17.22	—
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.80	1,978
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.72	2,951
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.64	1,799
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.56	799
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.48	2,529
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.32	3,466
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.24	2,101
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.16	1,154
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.08	3,512
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$16.00	361
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.85	20
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.69	4

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.01	1,578
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$8.97	5,183
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$8.92	7,540
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$8.88	537
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$8.84	3,067
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$8.75	7,336
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$8.71	5,701
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$8.66	1,480
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$8.62	14,501
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$8.58	1,674
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$8.50	5
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$8.41	—

EQ/AB SMALL CAP GROWTH	0.95%	IB	$54.00	1
EQ/AB SMALL CAP GROWTH	1.20%	IB	$50.61	489
EQ/AB SMALL CAP GROWTH	1.25%	IB	$39.11	931
EQ/AB SMALL CAP GROWTH	1.30%	IB	$38.60	1,279
EQ/AB SMALL CAP GROWTH	1.35%	IB	$48.67	390
EQ/AB SMALL CAP GROWTH	1.40%	IB	$48.04	804

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.50%	IB	$37.24	1,498
EQ/AB SMALL CAP GROWTH	1.55%	IB	$46.20	1,101
EQ/AB SMALL CAP GROWTH	1.60%	IB	$45.60	353
EQ/AB SMALL CAP GROWTH	1.65%	IB	$36.16	1,939
EQ/AB SMALL CAP GROWTH	1.70%	IB	$44.43	157
EQ/AB SMALL CAP GROWTH	1.80%	IB	$43.28	3
EQ/AB SMALL CAP GROWTH	1.90%	IB	$42.17	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$22.83	355
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$22.61	1,346
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$24.84	6,157
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$23.41	19,529
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$21.97	292
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$21.76	1,331
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$23.66	6,117
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$21.15	12,749
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$20.94	445
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$22.97	27,411
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$22.75	1,873
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$22.75	219

EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$11.34	5
EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$11.28	335
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$11.26	588
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$11.25	2,088
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$11.23	17,398
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$11.22	198
EQ/AGGRESSIVE GROWTH STRATEGY	1.40%	IB	$11.20	1,194
EQ/AGGRESSIVE GROWTH STRATEGY	1.50%	IB	$11.17	2,656
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$11.16	9,996
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$11.14	526
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$11.13	23,714
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$11.11	1,613

EQ/BALANCED STRATEGY	0.95%	IB	$8.55	11
EQ/BALANCED STRATEGY	1.15%	IB	$11.29	344
EQ/BALANCED STRATEGY	1.20%	IB	$8.52	1,924
EQ/BALANCED STRATEGY	1.25%	IB	$8.51	4,856
EQ/BALANCED STRATEGY	1.30%	IB	$8.50	7,156
EQ/BALANCED STRATEGY	1.30%	IB	$17.34	10,871
EQ/BALANCED STRATEGY	1.35%	IB	$8.50	714
EQ/BALANCED STRATEGY	1.35%	IB	$11.17	23
EQ/BALANCED STRATEGY	1.40%	IB	$8.49	3,551
EQ/BALANCED STRATEGY	1.50%	IB	$8.48	6,458
EQ/BALANCED STRATEGY	1.55%	IB	$8.47	6,154
EQ/BALANCED STRATEGY	1.55%	IB	$16.75	3,161
EQ/BALANCED STRATEGY	1.60%	IB	$8.46	1,178
EQ/BALANCED STRATEGY	1.65%	IB	$8.46	13,687
EQ/BALANCED STRATEGY	1.65%	IB	$16.52	3,107
EQ/BALANCED STRATEGY	1.70%	IB	$8.45	1,567
EQ/BALANCED STRATEGY	1.70%	IB	$16.41	171
EQ/BALANCED STRATEGY	1.80%	IB	$8.44	35

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$22.66	220
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$22.48	810
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$22.29	1,415
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$22.11	57
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$21.93	255
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$21.57	559
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$21.39	957
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$21.21	117
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$21.04	2,633
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$20.86	266

EQ/COMMON STOCK INDEX	0.95%	IB	$770.40	—
EQ/COMMON STOCK INDEX	1.20%	IB	$684.22	71
EQ/COMMON STOCK INDEX	1.25%	IB	$33.64	2,426
EQ/COMMON STOCK INDEX	1.30%	IB	$32.82	2,098
EQ/COMMON STOCK INDEX	1.35%	IB	$637.17	102
EQ/COMMON STOCK INDEX	1.40%	IB	$622.19	118
EQ/COMMON STOCK INDEX	1.50%	IB	$32.03	4,186
EQ/COMMON STOCK INDEX	1.55%	IB	$579.32	152
EQ/COMMON STOCK INDEX	1.60%	IB	$565.69	51
EQ/COMMON STOCK INDEX	1.65%	IB	$31.10	3,059
EQ/COMMON STOCK INDEX	1.70%	IB	$539.40	17
EQ/COMMON STOCK INDEX	1.80%	IB	$514.23	1
EQ/COMMON STOCK INDEX	1.90%	IB	$490.24	—

EQ/CONSERVATIVE ALLOCATION	1.15%	B	$12.89	162
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$12.77	2,028
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$13.26	4,146
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$13.13	8,180
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$12.41	869
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$12.29	3,331
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$12.63	5,709
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$11.94	6,833
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$11.83	1,545
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$12.26	13,792
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$12.14	1,310
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$12.14	143
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$11.38	18

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$15.50	3,163
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$14.98	1,349
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$14.77	1,327
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$14.67	92

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.05	2,487
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$11.64	849
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.48	997
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$11.40	83

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.17	147
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.02	1,260
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$15.86	4,312
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$15.71	7,241
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$14.60	631
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$14.46	2,192

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.10	5,425
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.05	6,220
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$13.92	946
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$14.66	11,534
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$14.52	1,074
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$14.52	96
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$13.39	33

EQ/CORE BOND INDEX	0.25%	IB	$10.00	39
EQ/CORE BOND INDEX	0.65%	IB	$10.34	44
EQ/CORE BOND INDEX	0.95%	IB	$14.78	1
EQ/CORE BOND INDEX	1.20%	IB	$13.88	4,991
EQ/CORE BOND INDEX	1.25%	IB	$9.60	623
EQ/CORE BOND INDEX	1.25%	IB	$10.32	10,522
EQ/CORE BOND INDEX	1.30%	IB	$10.19	11,395
EQ/CORE BOND INDEX	1.35%	IB	$13.36	1,623
EQ/CORE BOND INDEX	1.40%	IB	$13.19	7,419
EQ/CORE BOND INDEX	1.50%	IB	$9.82	13,675
EQ/CORE BOND INDEX	1.55%	IB	$12.70	9,527
EQ/CORE BOND INDEX	1.60%	IB	$12.54	3,238
EQ/CORE BOND INDEX	1.65%	IB	$8.91	40
EQ/CORE BOND INDEX	1.65%	IB	$9.54	16,772
EQ/CORE BOND INDEX	1.70%	IB	$12.23	1,618
EQ/CORE BOND INDEX	1.80%	IB	$11.92	43
EQ/CORE BOND INDEX	1.90%	IB	$11.62	5

EQ/EQUITY 500 INDEX	0.65%	IB	$36.72	16
EQ/EQUITY 500 INDEX	0.95%	IB	$92.31	2
EQ/EQUITY 500 INDEX	1.20%	IB	$85.82	1,488
EQ/EQUITY 500 INDEX	1.25%	IB	$34.09	1,046
EQ/EQUITY 500 INDEX	1.25%	IB	$38.28	4,708
EQ/EQUITY 500 INDEX	1.30%	IB	$37.72	6,019
EQ/EQUITY 500 INDEX	1.35%	IB	$82.15	748
EQ/EQUITY 500 INDEX	1.40%	IB	$80.95	2,158
EQ/EQUITY 500 INDEX	1.50%	IB	$36.45	6,107
EQ/EQUITY 500 INDEX	1.55%	IB	$77.48	2,522
EQ/EQUITY 500 INDEX	1.60%	IB	$76.35	1,202
EQ/EQUITY 500 INDEX	1.65%	IB	$25.94	134
EQ/EQUITY 500 INDEX	1.65%	IB	$35.39	11,888
EQ/EQUITY 500 INDEX	1.70%	IB	$74.15	962
EQ/EQUITY 500 INDEX	1.80%	IB	$72.00	16
EQ/EQUITY 500 INDEX	1.90%	IB	$69.92	4

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$21.13	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$20.28	109
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$20.11	217
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$19.94	1,139
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$19.78	61
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$19.62	131
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$19.29	316
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$19.14	704
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$18.98	108
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$18.82	1,461
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$18.67	146

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.87	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.89	890
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.65	1,914
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$38.15	2,637
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.76	395
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.40	1,609
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.80	2,824
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.32	3,394
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$26.97	485
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.74	3,475
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.29	417
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.62	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$24.96	—

EQ/GROWTH STRATEGY	1.30%	IB	$22.05	11,316
EQ/GROWTH STRATEGY	1.55%	IB	$21.30	4,850
EQ/GROWTH STRATEGY	1.65%	IB	$21.01	5,905
EQ/GROWTH STRATEGY	1.70%	IB	$20.87	317

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$19.20	601
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$10.16	787
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$10.00	2,299
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$18.29	95
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$18.00	841
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$9.68	968
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.15	1,186
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$16.88	387
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$9.40	2,208
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.34	231

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.66	2,757
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.08	4,483
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$17.86	5,242
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.11	502
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$14.93	3,365
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.21	4,842
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.40	5,650
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.23	2,072
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$16.71	8,784
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$13.89	1,034
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.56	14
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.24	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.26	—
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.03	1,837
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.35	3,826
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.12	4,478
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.32	485
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.10	2,534
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$15.57	4,645
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.43	4,046
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.21	1,100
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.12	8,060

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$14.79	1,364
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.38	12
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$13.98	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$23.67	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$22.18	909
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.17	2,053
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$16.94	2,077
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$21.34	924
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$21.06	1,161
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$16.35	2,615
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$20.25	2,091
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$19.99	578
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$15.87	3,304
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$19.48	247
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$18.97	12
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$18.48	2

EQ/JANUS ENTERPRISE	1.20%	IB	$36.60	366
EQ/JANUS ENTERPRISE	1.25%	IB	$36.27	1,086
EQ/JANUS ENTERPRISE	1.30%	IB	$35.94	1,722
EQ/JANUS ENTERPRISE	1.35%	IB	$35.63	80
EQ/JANUS ENTERPRISE	1.40%	IB	$35.31	644
EQ/JANUS ENTERPRISE	1.50%	IB	$34.68	1,598
EQ/JANUS ENTERPRISE	1.55%	IB	$34.37	1,888
EQ/JANUS ENTERPRISE	1.60%	IB	$34.07	177
EQ/JANUS ENTERPRISE	1.65%	IB	$33.76	2,557
EQ/JANUS ENTERPRISE	1.70%	IB	$33.46	198
EQ/JANUS ENTERPRISE	1.80%	IB	$32.86	2

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$28.14	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$26.48	4,289
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$33.71	3,938
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$33.30	4,046
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$25.53	2,390
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$25.22	5,074
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$32.10	3,556
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$24.32	5,090
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$24.02	3,976
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$31.17	8,265
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$23.45	1,183
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$22.88	25
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$22.33	7

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$28.98	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$27.30	1,311
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$47.30	1,505
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$46.73	2,027
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$26.33	731
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$26.02	2,127
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$45.04	1,948
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$25.10	3,618
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$24.80	1,262
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$43.73	3,383

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$24.21	773
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$23.63	15
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$23.07	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$51.31	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$48.09	3,498
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$40.69	6,393
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$40.16	7,437
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$46.25	1,807
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$45.65	5,283
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$38.75	8,219
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$43.90	6,577
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$43.33	2,493
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$37.63	12,589
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$42.22	1,021
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$41.13	21
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$40.07	4

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$15.55	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$14.89	1,132
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$14.76	3,764
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$14.63	4,739
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$14.72	251
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$14.38	1,722
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$14.13	4,101
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$14.01	3,875
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$13.88	595
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$13.76	9,489
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$13.64	1,602
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$13.41	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$31.85	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$29.90	5,996
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$24.94	9,614
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$24.63	8,834
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$28.78	2,656
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$28.42	8,501
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$23.75	12,025
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$27.36	7,718
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$27.01	3,843
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$23.06	14,013
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$26.34	1,376
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$25.68	48
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$25.03	12

EQ/MID CAP INDEX	0.95%	IB	$31.57	—
EQ/MID CAP INDEX	1.20%	IB	$29.84	1,931
EQ/MID CAP INDEX	1.25%	IB	$34.29	2,574
EQ/MID CAP INDEX	1.30%	IB	$33.90	2,492
EQ/MID CAP INDEX	1.35%	IB	$28.85	216
EQ/MID CAP INDEX	1.40%	IB	$28.52	2,551
EQ/MID CAP INDEX	1.50%	IB	$32.65	3,115
EQ/MID CAP INDEX	1.55%	IB	$27.57	3,026
EQ/MID CAP INDEX	1.60%	IB	$27.26	1,186

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	1.65%	IB	$31.70	4,750
EQ/MID CAP INDEX	1.70%	IB	$26.65	680
EQ/MID CAP INDEX	1.80%	IB	$26.05	12
EQ/MID CAP INDEX	1.90%	IB	$25.46	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$39.28	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$36.81	1,947
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$32.22	3,553
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$31.80	3,051
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$35.41	242
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$34.95	2,695
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$30.68	4,818
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$33.61	2,788
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$33.17	1,072
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$29.79	5,820
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$32.32	580
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$31.49	14
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$30.67	2

EQ/MODERATE ALLOCATION	0.95%	B	$77.30	—
EQ/MODERATE ALLOCATION	1.15%	B	$71.74	124
EQ/MODERATE ALLOCATION	1.20%	B	$70.41	1,191
EQ/MODERATE ALLOCATION	1.25%	B	$17.31	16,325
EQ/MODERATE ALLOCATION	1.30%	B	$17.05	33,734
EQ/MODERATE ALLOCATION	1.35%	B	$66.57	325
EQ/MODERATE ALLOCATION	1.40%	B	$65.33	2,066
EQ/MODERATE ALLOCATION	1.50%	B	$16.48	20,163
EQ/MODERATE ALLOCATION	1.55%	B	$61.76	6,081
EQ/MODERATE ALLOCATION	1.60%	B	$60.61	882
EQ/MODERATE ALLOCATION	1.65%	B	$16.01	47,620
EQ/MODERATE ALLOCATION	1.70%	B	$58.38	1,049
EQ/MODERATE ALLOCATION	1.80%	B	$56.23	9
EQ/MODERATE ALLOCATION	1.90%	B	$54.15	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.95	14,438
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.27	5,733
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.01	4,810
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.88	303

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$20.71	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.94	651
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.75	3,414
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.65	24,576
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$21.43	49,316
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$19.19	1,274
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$19.01	5,885
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.61	27,388
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.47	39,583
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.29	2,208
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$20.01	83,205
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.82	5,951
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.82	515
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.60	12

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MONEY MARKET	0.00%	IB	$10.13	14,297
EQ/MONEY MARKET	0.00%	IB	$46.54	20
EQ/MONEY MARKET	0.20%	IB	$10.10	464
EQ/MONEY MARKET++	0.65%	IB	$1.03	5,291
EQ/MONEY MARKET++	0.65%	IB	$104.09	100
EQ/MONEY MARKET	0.95%	IB	$31.34	—
EQ/MONEY MARKET	1.15%	IB	$28.82	—
EQ/MONEY MARKET++	1.15%	IB	$29.79	1,852
EQ/MONEY MARKET	1.20%	IB	$28.22	531
EQ/MONEY MARKET++	1.25%	IB	$1.01	117,103
EQ/MONEY MARKET	1.25%	IB	$9.51	2,321
EQ/MONEY MARKET++	1.25%	IB	$101.33	2,059
EQ/MONEY MARKET	1.30%	IB	$9.30	2,849
EQ/MONEY MARKET	1.35%	IB	$26.50	628
EQ/MONEY MARKET++	1.35%	IB	$26.69	132
EQ/MONEY MARKET	1.40%	IB	$25.94	759
EQ/MONEY MARKET	1.50%	IB	$9.05	3,451
EQ/MONEY MARKET	1.55%	IB	$24.36	1,297
EQ/MONEY MARKET	1.60%	IB	$23.85	707
EQ/MONEY MARKET++	1.65%	IB	$1.01	7,516
EQ/MONEY MARKET	1.65%	IB	$8.79	4,786
EQ/MONEY MARKET++	1.65%	IB	$100.82	157
EQ/MONEY MARKET	1.70%	IB	$22.87	479
EQ/MONEY MARKET	1.80%	IB	$21.92	2

EQ/QUALITY BOND PLUS	1.20%	IB	$16.05	2,808
EQ/QUALITY BOND PLUS	1.25%	IB	$10.29	5,738
EQ/QUALITY BOND PLUS	1.30%	IB	$10.14	8,758
EQ/QUALITY BOND PLUS	1.35%	IB	$15.35	311
EQ/QUALITY BOND PLUS	1.40%	IB	$15.13	4,685
EQ/QUALITY BOND PLUS	1.50%	IB	$9.80	7,778
EQ/QUALITY BOND PLUS	1.55%	IB	$14.47	6,189
EQ/QUALITY BOND PLUS	1.60%	IB	$14.25	1,467
EQ/QUALITY BOND PLUS	1.65%	IB	$9.51	10,354
EQ/QUALITY BOND PLUS	1.70%	IB	$13.84	1,147
EQ/QUALITY BOND PLUS	1.80%	IB	$13.43	8
EQ/QUALITY BOND PLUS	1.90%	IB	$13.04	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$40.27	—
EQ/SMALL COMPANY INDEX	1.20%	IB	$37.80	647
EQ/SMALL COMPANY INDEX	1.25%	IB	$32.19	1,373
EQ/SMALL COMPANY INDEX	1.30%	IB	$31.79	1,879
EQ/SMALL COMPANY INDEX	1.35%	IB	$36.39	204
EQ/SMALL COMPANY INDEX	1.40%	IB	$35.93	1,075
EQ/SMALL COMPANY INDEX	1.50%	IB	$30.65	1,697
EQ/SMALL COMPANY INDEX	1.55%	IB	$34.59	1,632
EQ/SMALL COMPANY INDEX	1.60%	IB	$34.15	418
EQ/SMALL COMPANY INDEX	1.65%	IB	$29.77	2,703
EQ/SMALL COMPANY INDEX	1.70%	IB	$33.30	343
EQ/SMALL COMPANY INDEX	1.80%	IB	$32.46	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$31.64	1

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER TECHNOLOGY	0.95%	IB	$47.50	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$45.04	639
MULTIMANAGER TECHNOLOGY	1.25%	IB	$52.12	1,085
MULTIMANAGER TECHNOLOGY	1.30%	IB	$51.56	1,632
MULTIMANAGER TECHNOLOGY	1.35%	IB	$43.63	154
MULTIMANAGER TECHNOLOGY	1.40%	IB	$43.16	1,291
MULTIMANAGER TECHNOLOGY	1.50%	IB	$49.63	1,733
MULTIMANAGER TECHNOLOGY	1.55%	IB	$41.81	1,973
MULTIMANAGER TECHNOLOGY	1.60%	IB	$41.36	476
MULTIMANAGER TECHNOLOGY	1.65%	IB	$48.19	2,341
MULTIMANAGER TECHNOLOGY	1.70%	IB	$40.49	276
MULTIMANAGER TECHNOLOGY	1.80%	IB	$39.64	6

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

FSA-21

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$325,814	$3,519,981	$2,377,141	$565,188	$1,872,390	$2,745,092
Expenses:
Asset-based charges	1,524,116	10,049,710	3,124,504	1,379,832	3,742,831	5,604,027

Net Investment Income (Loss)	(1,198,302)	(6,529,729)	(747,363)	(814,644)	(1,870,441)	(2,858,935)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,587,005)	4,719,750	782,682	4,239,959	(778,627)	(4,465,671)
Net realized gain distribution from the Portfolios	3,046,914	31,961,267	3,005,465	507,618	6,365,762	6,982,648

Net realized gain (loss)	1,459,909	36,681,017	3,788,147	4,747,577	5,587,135	2,516,977

Net change in unrealized appreciation (depreciation) of investments	(8,836,025)	(127,253,903)	(42,557,017)	(31,163,342)	(55,081,436)	(111,216,442)

Net Realized and Unrealized Gain (Loss) on Investments	(7,376,116)	(90,572,886)	(38,768,870)	(26,415,765)	(49,494,301)	(108,699,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,574,418)	$(97,102,615)	$(39,516,233)	$(27,230,409)	$(51,364,742)	$(111,558,400)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,253,425	$611,976	$16,770,486	$5,904,856	$7,033,497	$628,104
Expenses:
Asset-based charges	6,437,375	6,162,430	29,765,115	11,573,924	11,434,016	2,776,401

Net Investment Income (Loss)	(4,183,950)	(5,550,454)	(12,994,629)	(5,669,068)	(4,400,519)	(2,148,297)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,947,302)	(15,096,302)	(59,455,831)	(25,971,950)	(6,344,288)	3,393,080
Net realized gain distribution from the Portfolios	—	17,479,312	254,323,276	56,311,708	34,004,179	507,819

Net realized gain (loss)	(2,947,302)	2,383,010	194,867,445	30,339,758	27,659,891	3,900,899

Net change in unrealized appreciation (depreciation) of investments	(7,363,698)	(160,607,694)	(652,953,523)	(204,918,787)	(176,669,391)	(70,239,477)

Net Realized and Unrealized Gain (Loss) on Investments	(10,311,000)	(158,224,684)	(458,086,078)	(174,579,029)	(149,009,500)	(66,338,578)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,494,950)	$(163,775,138)	$(471,080,707)	$(180,248,097)	$(153,410,019)	$(68,486,875)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,922,036	$9,169,953	$918,283	$555,077	$8,330,396	$15,199,826
Expenses:
Asset-based charges	11,454,915	10,025,355	1,459,791	824,206	10,363,415	14,544,243

Net Investment Income (Loss)	(5,532,879)	(855,402)	(541,508)	(269,129)	(2,033,019)	655,583

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	41,519,073	(22,465,729)	2,210,586	(361,548)	(24,105,358)	(14,561,168)
Net realized gain distribution from the Portfolios	41,150,940	23,783,218	5,266,890	1,547,394	45,531,810	2,505,755

Net realized gain (loss)	82,670,013	1,317,489	7,477,476	1,185,846	21,426,452	(12,055,413)

Net change in unrealized appreciation (depreciation) of investments	(273,374,179)	(107,005,074)	(25,372,809)	(9,588,549)	(148,194,481)	(100,056,536)

Net Realized and Unrealized Gain (Loss) on Investments	(190,704,166)	(105,687,585)	(17,895,333)	(8,402,703)	(126,768,029)	(112,111,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(196,237,045)	$(106,542,987)	$(18,436,841)	$(8,671,832)	$(128,801,048)	$(111,456,366)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,746,808	$399,218	$2,254,062	$4,467,581	$1,192,146	$8,090,792
Expenses:
Asset-based charges	29,877,727	1,408,805	9,829,081	7,842,031	1,876,080	9,873,520

Net Investment Income (Loss)	(9,130,919)	(1,009,587)	(7,575,019)	(3,374,450)	(683,934)	(1,782,728)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	89,247,777	(5,538,905)	(8,192,520)	18,942,718	(1,892,130)	(3,357,438)
Net realized gain distribution from the Portfolios	28,917,758	3,024,940	17,300,978	40,045,329	116,864	5,408,646

Net realized gain (loss)	118,165,535	(2,513,965)	9,108,458	58,988,047	(1,775,266)	2,051,208

Net change in unrealized appreciation (depreciation) of investments	(584,011,767)	(16,818,893)	(185,598,243)	(174,009,721)	(10,001,902)	(125,646,528)

Net Realized and Unrealized Gain (Loss) on Investments	(465,846,232)	(19,332,858)	(176,489,785)	(115,021,674)	(11,777,168)	(123,595,320)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(474,977,151)	$(20,342,445)	$(184,064,804)	$(118,396,124)	$(12,461,102)	$(125,378,048)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,934,565	$4,679,438	$—	$134,404	$1,781,956	$1,793,543
Expenses:
Asset-based charges	7,809,469	4,427,436	5,873,936	19,867,169	11,413,633	40,042,550

Net Investment Income (Loss)	5,125,096	252,002	(5,873,936)	(19,732,765)	(9,631,677)	(38,249,007)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,321,748)	(3,439,986)	(2,883,634)	26,098,631	22,051,790	(13,865,158)
Net realized gain distribution from the Portfolios	—	2,512,018	25,510,459	112,392,013	54,197,336	319,033,140

Net realized gain (loss)	(1,321,748)	(927,968)	22,626,825	138,490,644	76,249,126	305,167,982

Net change in unrealized appreciation (depreciation) of investments	(87,796,279)	(53,908,981)	(102,235,032)	(434,147,436)	(372,338,830)	(1,391,284,076)

Net Realized and Unrealized Gain (Loss) on Investments	(89,118,027)	(54,836,949)	(79,608,207)	(295,656,792)	(296,089,704)	(1,086,116,094)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,992,931)	$(54,584,947)	$(85,482,143)	$(315,389,557)	$(305,721,381)	$(1,124,365,101)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,604,731	$25,902,317	$7,113,328	$8,621,470	$36,140,786	$4,803,859
Expenses:
Asset-based charges	6,880,566	30,578,304	11,133,949	14,001,117	45,226,331	7,902,685

Net Investment Income (Loss)	(275,835)	(4,675,987)	(4,020,621)	(5,379,647)	(9,085,545)	(3,098,826)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,813,585	45,479,058	16,295,974	13,128,193	(74,791,940)	13,925,634
Net realized gain distribution from the Portfolios	9,444,274	75,754,413	46,425,036	23,031,953	227,927,666	40,897,826

Net realized gain (loss)	12,257,859	121,233,471	62,721,010	36,160,146	153,135,726	54,823,460

Net change in unrealized appreciation (depreciation) of investments	(60,790,699)	(427,717,818)	(192,262,467)	(204,859,187)	(745,504,733)	(166,050,294)

Net Realized and Unrealized Gain (Loss) on Investments	(48,532,840)	(306,484,347)	(129,541,457)	(168,699,041)	(592,369,007)	(111,226,834)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,808,675)	$(311,160,334)	$(133,562,078)	$(174,078,688)	$(601,454,552)	$(114,325,660)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$55,864,906	$9,398,655	$3,970,143	$3,811,183	$—
Expenses:
Asset-based charges	83,030,782	6,193,361	9,289,245	6,389,312	10,065,314

Net Investment Income (Loss)	(27,165,876)	3,205,294	(5,319,102)	(2,578,129)	(10,065,314)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(147,480,640)	(320,026)	(10,687,284)	(7,449,246)	(3,299,553)
Net realized gain distribution from the Portfolios	552,618,963	5,478	4,385,562	14,239,660	62,476,150

Net realized gain (loss)	405,138,323	(314,548)	(6,301,722)	6,790,414	59,176,597

Net change in unrealized appreciation (depreciation) of investments	(1,590,372,318)	315,339	(70,052,556)	(114,539,951)	(408,222,713)

Net Realized and Unrealized Gain (Loss) on Investments	(1,185,233,995)	791	(76,354,278)	(107,749,537)	(349,046,116)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,212,399,871)	$3,206,085	$(81,673,380)	$(110,327,666)	$(359,111,430)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,198,302)	$(978,969)	$(6,529,729)	$(6,981,900)	$(747,363)	$(687,197)
Net realized gain (loss)	1,459,909	3,065,261	36,681,017	219,581,696	3,788,147	50,403,467
Net change in unrealized appreciation (depreciation) of investments	(8,836,025)	9,003,087	(127,253,903)	(44,160,114)	(42,557,017)	(2,570,829)

Net increase (decrease) in net assets resulting from operations	(8,574,418)	11,089,379	(97,102,615)	168,439,682	(39,516,233)	47,145,441

From Contractowners Transactions:
Payments received from contractowners	846,057	312,318	1,950,720	1,499,788	1,830,487	667,361
Transfers between Variable Investment Options including guaranteed interest account, net	(2,671,939)	(1,148,306)	(15,668,668)	(30,195,141)	(4,323,854)	(2,497,338)
Redemptions for contract benefits and terminations	(9,116,551)	(9,288,687)	(51,641,871)	(68,612,008)	(17,686,184)	(19,573,339)
Contract maintenance charges	(2,137,537)	(2,044,670)	(12,555,461)	(12,642,706)	(4,371,584)	(4,277,177)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,079,970)	(12,169,345)	(77,915,280)	(109,950,067)	(24,551,135)	(25,680,493)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	—	11	8	5,368

Net Increase (Decrease) in Net Assets	(21,654,388)	(1,079,966)	(175,017,895)	58,489,626	(64,067,360)	21,470,316
Net Assets — Beginning of Year or Period	117,279,096	118,359,062	817,443,846	758,954,220	254,004,290	232,533,974

Net Assets — End of Year or Period	$95,624,708	$117,279,096	$642,425,951	$817,443,846	$189,936,930	$254,004,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

.

FSA-29

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(814,644)	$(1,040,619)	$(1,870,441)	$(3,405,460)	$(2,858,935)	$(5,650,468)
Net realized gain (loss)	4,747,577	17,159,179	5,587,135	66,091,196	2,516,977	140,335,727
Net change in unrealized appreciation (depreciation) of investments	(31,163,342)	10,176,677	(55,081,436)	(1,474,100)	(111,216,442)	(73,920,957)

Net increase (decrease) in net assets resulting from operations	(27,230,409)	26,295,237	(51,364,742)	61,211,636	(111,558,400)	60,764,302

From Contractowners Transactions:
Payments received from contractowners	258,321	121,238	1,026,850	884,747	1,896,677	1,509,342
Transfers between Variable Investment Options including guaranteed interest account, net	(3,708,612)	12,110,194	(4,878,423)	(7,402,757)	4,045,605	(19,429,171)
Redemptions for contract benefits and terminations	(7,560,989)	(8,249,620)	(20,543,004)	(27,487,657)	(31,585,115)	(45,679,409)
Contract maintenance charges	(1,490,199)	(1,429,048)	(4,233,284)	(4,400,286)	(6,084,401)	(7,019,708)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,501,479)	2,552,764	(28,627,861)	(38,405,953)	(31,727,234)	(70,618,946)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	7	(5)	(10)	10

Net Increase (Decrease) in Net Assets	(39,731,888)	28,848,001	(79,992,596)	22,805,678	(143,285,644)	(9,854,634)
Net Assets — Beginning of Year or Period	120,349,011	91,501,010	313,226,371	290,420,693	483,082,393	492,937,027

Net Assets — End of Year or Period	$80,617,123	$120,349,011	$233,233,775	$313,226,371	$339,796,749	$483,082,393

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,183,950)	$(5,106,883)	$(5,550,454)	$(8,667,155)	$(12,994,629)	$60,975,589
Net realized gain (loss)	(2,947,302)	(515,542)	2,383,010	150,939,984	194,867,445	531,960,643
Net change in unrealized appreciation (depreciation) of investments	(7,363,698)	(2,784,305)	(160,607,694)	(78,575,877)	(652,953,523)	(240,198,516)

Net increase (decrease) in net assets resulting from operations	(14,494,950)	(8,406,730)	(163,775,138)	63,696,952	(471,080,707)	352,737,716

From Contractowners Transactions:
Payments received from contractowners	3,622,213	3,333,143	1,343,941	1,473,235	10,372,736	7,558,240
Transfers between Variable Investment Options including guaranteed interest account, net	58,458,081	10,543,568	5,397,130	(19,719,032)	(22,709,310)	(27,999,862)
Redemptions for contract benefits and terminations	(46,548,751)	(54,042,341)	(33,538,346)	(50,722,523)	(153,472,473)	(194,485,916)
Contract maintenance charges	(10,480,922)	(9,526,920)	(6,799,625)	(7,996,315)	(40,114,980)	(41,049,335)

Net increase (decrease) in net assets resulting from contractowners transactions	5,050,621	(49,692,550)	(33,596,900)	(76,964,635)	(205,924,027)	(255,976,873)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	325	(317)	(35)	32	—	120,329

Net Increase (Decrease) in Net Assets	(9,444,004)	(58,099,597)	(197,372,073)	(13,267,651)	(677,004,734)	96,881,172
Net Assets — Beginning of Year or Period	435,689,544	493,789,141	565,591,453	578,859,104	2,462,099,511	2,365,218,339

Net Assets — End of Year or Period	$426,245,540	$435,689,544	$368,219,380	$565,591,453	$1,785,094,777	$2,462,099,511

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY* (b)		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,669,068)	$8,593,270	$(4,400,519)	$6,746,041	$(2,148,297)	$(2,645,796)
Net realized gain (loss)	30,339,758	43,764,446	27,659,891	50,841,142	3,900,899	58,539,126
Net change in unrealized appreciation (depreciation) of investments	(204,918,787)	81,391,061	(176,669,391)	(10,377,593)	(70,239,477)	(5,350,481)

Net increase (decrease) in net assets resulting from operations	(180,248,097)	133,748,777	(153,410,019)	47,209,590	(68,486,875)	50,542,849

From Contractowners Transactions:
Payments received from contractowners	5,422,756	5,182,875	7,508,279	8,223,561	1,065,245	882,203
Transfers between Variable Investment Options including guaranteed interest account, net	(11,389,545)	(12,102,681)	(303,966)	596,685,979	(4,696,791)	614,896
Redemptions for contract benefits and terminations	(74,962,885)	(88,521,260)	(74,211,602)	(64,036,702)	(16,841,937)	(21,681,446)
Contract maintenance charges	(16,948,062)	(17,583,290)	(16,612,908)	(11,646,457)	(3,806,816)	(4,167,547)

Net increase (decrease) in net assets resulting from contractowners transactions	(97,877,736)	(113,024,356)	(83,620,197)	529,226,381	(24,280,299)	(24,351,894)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	8	(7)	11	136,621	(12)	8

Net Increase (Decrease) in Net Assets	(278,125,825)	20,724,414	(237,030,205)	576,572,592	(92,767,186)	26,190,963
Net Assets — Beginning of Year or Period	952,140,550	931,416,136	937,848,966	361,276,374	250,345,814	224,154,851

Net Assets — End of Year or Period	$674,014,725	$952,140,550	$700,818,761	$937,848,966	$157,578,628	$250,345,814

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.

FSA-32

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,532,879)	$(7,400,020)	$(855,402)	$(1,117,049)	$(541,508)	$26,407
Net realized gain (loss)	82,670,013	240,505,074	1,317,489	50,879,164	7,477,476	10,653,449
Net change in unrealized appreciation (depreciation) of investments	(273,374,179)	(36,512,008)	(107,005,074)	(39,598,050)	(25,372,809)	(3,840,572)

Net increase (decrease) in net assets resulting from operations	(196,237,045)	196,593,046	(106,542,987)	10,164,065	(18,436,841)	6,839,284

From Contractowners Transactions:
Payments received from contractowners	2,247,573	3,908,869	12,796,411	11,185,949	336,535	628,521
Transfers between Variable Investment Options including guaranteed interest account, net	(12,132,609)	(14,629,788)	17,450,988	35,939,732	(297,476)	(440,218)
Redemptions for contract benefits and terminations	(71,979,868)	(81,694,636)	(95,034,431)	(125,648,578)	(9,965,187)	(12,166,728)
Contract maintenance charges	(11,718,359)	(12,033,685)	(19,087,812)	(20,055,627)	(2,070,437)	(2,147,774)

Net increase (decrease) in net assets resulting from contractowners transactions	(93,583,263)	(104,449,240)	(83,874,844)	(98,578,524)	(11,996,565)	(14,126,199)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(7)	15	5	(6)	—	—

Net Increase (Decrease) in Net Assets	(289,820,315)	92,143,821	(190,417,826)	(88,414,465)	(30,433,406)	(7,286,915)
Net Assets — Beginning of Year or Period	983,815,327	891,671,506	791,594,533	880,008,998	120,636,534	127,923,449

Net Assets — End of Year or Period	$693,995,012	$983,815,327	$601,176,707	$791,594,533	$90,203,128	$120,636,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(269,129)	$(316,584)	$(2,033,019)	$4,716,284	$655,583	$(662,287)
Net realized gain (loss)	1,185,846	3,275,002	21,426,452	73,653,237	(12,055,413)	20,195,693
Net change in unrealized appreciation (depreciation) of investments	(9,588,549)	(2,230,197)	(148,194,481)	(34,242,509)	(100,056,536)	(61,700,903)

Net increase (decrease) in net assets resulting from operations	(8,671,832)	728,221	(128,801,048)	44,127,012	(111,456,366)	(42,167,497)

From Contractowners Transactions:
Payments received from contractowners	133,358	59,743	10,881,387	9,547,313	6,789,865	7,843,867
Transfers between Variable Investment Options including guaranteed interest account, net	2,747,028	(228,831)	(11,475,182)	28,864,741	(24,260,898)	112,872,399
Redemptions for contract benefits and terminations	(5,876,545)	(7,609,565)	(87,349,491)	(95,688,761)	(98,842,373)	(119,372,390)
Contract maintenance charges	(1,374,024)	(1,390,318)	(16,524,087)	(17,116,056)	(18,962,328)	(18,610,452)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,370,183)	(9,168,971)	(104,467,373)	(74,392,763)	(135,275,734)	(17,266,576)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(6)	—	(7)	(57)	16	(18)

Net Increase (Decrease) in Net Assets	(13,042,021)	(8,440,750)	(233,268,428)	(30,265,808)	(246,732,084)	(59,434,091)
Net Assets — Beginning of Year or Period	65,279,892	73,720,642	846,580,872	876,846,680	1,143,879,845	1,203,313,936

Net Assets — End of Year or Period	$52,237,871	$65,279,892	$613,312,444	$846,580,872	$897,147,761	$1,143,879,845

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9,130,919)	$(15,156,480)	$(1,009,587)	$(1,394,476)	$(7,575,019)	$(5,155,548)
Net realized gain (loss)	118,165,535	575,267,542	(2,513,965)	39,896,665	9,108,458	296,100,740
Net change in unrealized appreciation (depreciation) of investments	(584,011,767)	(20,182,400)	(16,818,893)	(19,594,451)	(185,598,243)	(177,933,622)

Net increase (decrease) in net assets resulting from operations	(474,977,151)	539,928,662	(20,342,445)	18,907,738	(184,064,804)	113,011,570

From Contractowners Transactions:
Payments received from contractowners	9,481,642	9,800,795	442,325	428,261	3,197,147	2,162,748
Transfers between Variable Investment Options including guaranteed interest account, net	12,180,611	7,480,304	1,123,378	(1,192,367)	167,395	(10,714,523)
Redemptions for contract benefits and terminations	(174,148,367)	(213,374,696)	(7,935,008)	(11,451,874)	(50,746,136)	(70,157,255)
Contract maintenance charges	(30,919,585)	(30,480,556)	(1,965,885)	(2,136,666)	(12,571,925)	(13,451,581)

Net increase (decrease) in net assets resulting from contractowners transactions	(183,405,699)	(226,574,153)	(8,335,190)	(14,352,646)	(59,953,519)	(92,160,611)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(27)	114	—	—	10	25,521

Net Increase (Decrease) in Net Assets	(658,382,877)	313,354,623	(28,677,635)	4,555,092	(244,018,313)	20,876,480
Net Assets — Beginning of Year or Period	2,472,882,014	2,159,527,391	113,623,716	109,068,624	847,282,802	826,406,322

Net Assets — End of Year or Period	$1,814,499,137	$2,472,882,014	$84,946,081	$113,623,716	$603,264,489	$847,282,802

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,374,450)	$4,676,010	$(683,934)	$(1,119,440)	$(1,782,728)	$6,404,633
Net realized gain (loss)	58,988,047	76,313,260	(1,775,266)	1,804,386	2,051,208	171,674,898
Net change in unrealized appreciation (depreciation) of investments	(174,009,721)	(1,499,001)	(10,001,902)	(6,065,244)	(125,646,528)	(109,128,376)

Net increase (decrease) in net assets resulting from operations	(118,396,124)	79,490,269	(12,461,102)	(5,380,298)	(125,378,048)	68,951,155

From Contractowners Transactions:
Payments received from contractowners	1,044,301	597,304	1,025,503	2,158,580	2,960,352	3,850,943
Transfers between Variable Investment Options including guaranteed interest account, net	(984,461)	(2,214,869)	3,683,915	9,399,939	(2,034,397)	2,218,646
Redemptions for contract benefits and terminations	(41,463,426)	(74,486,414)	(12,183,218)	(16,109,378)	(54,202,269)	(75,122,495)
Contract maintenance charges	(9,912,067)	(10,410,181)	(2,491,933)	(2,508,747)	(12,282,705)	(13,093,110)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,315,653)	(86,514,160)	(9,965,733)	(7,059,606)	(65,559,019)	(82,146,016)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	—	—	10	—	(6)

Net Increase (Decrease) in Net Assets	(169,711,777)	(7,023,891)	(22,426,835)	(12,439,894)	(190,937,067)	(13,194,867)
Net Assets — Beginning of Year or Period	653,294,433	660,318,324	142,582,875	155,022,769	822,268,652	835,463,519

Net Assets — End of Year or Period	$483,582,656	$653,294,433	$120,156,040	$142,582,875	$631,331,585	$822,268,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,125,096	$10,875,444	$252,002	$2,460,444	$(5,873,936)	$(6,787,469)
Net realized gain (loss)	(1,321,748)	61,090,808	(927,968)	60,529,969	22,626,825	122,559,417
Net change in unrealized appreciation (depreciation) of investments	(87,796,279)	(14,313,505)	(53,908,981)	(30,546,811)	(102,235,032)	(46,965,489)

Net increase (decrease) in net assets resulting from operations	(83,992,931)	57,652,747	(54,584,947)	32,443,602	(85,482,143)	68,806,459

From Contractowners Transactions:
Payments received from contractowners	3,619,319	3,886,451	1,848,564	1,858,801	1,490,412	1,490,836
Transfers between Variable Investment Options including guaranteed interest account, net	1,299,036	12,444,825	2,470,644	(2,637,213)	(8,546,071)	(12,298,644)
Redemptions for contract benefits and terminations	(41,774,868)	(49,404,092)	(24,795,962)	(33,183,109)	(31,008,733)	(41,649,171)
Contract maintenance charges	(9,658,421)	(10,058,250)	(5,175,233)	(5,544,423)	(7,487,666)	(7,751,486)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,514,934)	(43,131,066)	(25,651,987)	(39,505,944)	(45,552,058)	(60,208,465)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	5	111	(12)	8	—	(8)

Net Increase (Decrease) in Net Assets	(130,507,860)	14,521,792	(80,236,946)	(7,062,334)	(131,034,201)	8,597,986
Net Assets — Beginning of Year or Period	638,975,897	624,454,105	369,220,436	376,282,770	490,753,948	482,155,962

Net Assets — End of Year or Period	$508,468,037	$638,975,897	$288,983,490	$369,220,436	$359,719,747	$490,753,948

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(19,732,765)	$(17,372,543)	$(9,631,677)	$(13,982,985)	$(38,249,007)	$(52,007,954)
Net realized gain (loss)	138,490,644	446,475,918	76,249,126	305,451,148	305,167,982	1,512,368,910
Net change in unrealized appreciation (depreciation) of investments	(434,147,436)	(64,272,275)	(372,338,830)	(74,105,624)	(1,391,284,076)	(737,753,925)

Net increase (decrease) in net assets resulting from operations	(315,389,557)	364,831,100	(305,721,381)	217,362,539	(1,124,365,101)	722,607,031

From Contractowners Transactions:
Payments received from contractowners	6,702,385	5,417,695	1,486,493	3,027,516	8,081,577	7,829,019
Transfers between Variable Investment Options including guaranteed interest account, net	(31,848,399)	(40,738,425)	(3,679,550)	(33,788,678)	3,827,991	(106,465,746)
Redemptions for contract benefits and terminations	(122,643,446)	(155,657,698)	(59,356,942)	(82,904,057)	(224,117,297)	(325,411,240)
Contract maintenance charges	(20,788,342)	(21,074,188)	(12,381,783)	(13,180,551)	(44,018,368)	(48,453,717)

Net increase (decrease) in net assets resulting from contractowners transactions	(168,577,802)	(212,052,616)	(73,931,782)	(126,845,770)	(256,226,097)	(472,501,684)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	16	168,880	(168,491)	(299,995)	481

Net Increase (Decrease) in Net Assets	(483,967,359)	152,778,500	(379,484,283)	90,348,278	(1,380,891,193)	250,105,828
Net Assets — Beginning of Year or Period	1,674,401,706	1,521,623,206	1,033,023,356	942,675,078	3,666,218,791	3,416,112,963

Net Assets — End of Year or Period	$1,190,434,347	$1,674,401,706	$653,539,073	$1,033,023,356	$2,285,327,598	$3,666,218,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(275,835)	$(1,260,183)	$(4,675,987)	$(12,944,823)	$(4,020,621)	$(7,931,154)
Net realized gain (loss)	12,257,859	83,959,623	121,233,471	568,946,288	62,721,010	210,945,425
Net change in unrealized appreciation (depreciation) of investments	(60,790,699)	13,821,815	(427,717,818)	(53,837,640)	(192,262,467)	(21,940,322)

Net increase (decrease) in net assets resulting from operations	(48,808,675)	96,521,255	(311,160,334)	502,163,825	(133,562,078)	181,073,949

From Contractowners Transactions:
Payments received from contractowners	2,028,497	2,191,939	8,806,649	9,209,120	3,022,708	3,147,296
Transfers between Variable Investment Options including guaranteed interest account, net	30,733,502	13,726,628	(55,247,210)	(49,518,174)	(17,255,930)	(29,649,801)
Redemptions for contract benefits and terminations	(36,600,589)	(37,963,000)	(178,119,070)	(224,772,088)	(61,149,001)	(78,090,386)
Contract maintenance charges	(8,572,895)	(7,586,630)	(33,847,449)	(33,494,771)	(12,751,226)	(13,134,050)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,411,485)	(29,631,063)	(258,407,080)	(298,575,913)	(88,133,449)	(117,726,941)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(58)	65	(102,926)	(19)	5,763	(5,766)

Net Increase (Decrease) in Net Assets	(61,220,218)	66,890,257	(569,670,340)	203,587,893	(221,689,764)	63,341,242
Net Assets — Beginning of Year or Period	504,546,323	437,656,066	2,486,357,080	2,282,769,187	917,702,710	854,361,468

Net Assets — End of Year or Period	$443,326,105	$504,546,323	$1,916,686,740	$2,486,357,080	$696,012,946	$917,702,710

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,379,647)	$(10,303,588)	$(9,085,545)	$38,968,024	$(3,098,826)	$3,356,085
Net realized gain (loss)	36,160,146	298,957,334	153,135,726	455,457,928	54,823,460	74,539,191
Net change in unrealized appreciation (depreciation) of investments	(204,859,187)	(35,901,030)	(745,504,733)	(237,762,544)	(166,050,294)	(11,297,701)

Net increase (decrease) in net assets resulting from operations	(174,078,688)	252,752,716	(601,454,552)	256,663,408	(114,325,660)	66,597,575

From Contractowners Transactions:
Payments received from contractowners	3,878,094	4,032,810	31,289,734	33,815,042	361,375	3,249,406
Transfers between Variable Investment Options including guaranteed interest account, net	(18,832,470)	(40,138,067)	(31,667,492)	11,247,290	(3,672,924)	49,146
Redemptions for contract benefits and terminations	(77,680,375)	(97,309,772)	(347,026,809)	(398,738,936)	(41,388,188)	(67,056,107)
Contract maintenance charges	(16,162,104)	(16,258,511)	(71,206,124)	(73,984,554)	(10,414,018)	(10,860,168)

Net increase (decrease) in net assets resulting from contractowners transactions	(108,796,855)	(149,673,540)	(418,610,691)	(427,661,158)	(55,113,755)	(74,617,723)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	—	207	—	(44)	—	—

Net Increase (Decrease) in Net Assets	(282,875,543)	103,079,383	(1,020,065,243)	(170,997,794)	(169,439,415)	(8,020,148)
Net Assets — Beginning of Year or Period	1,138,681,590	1,035,602,207	3,712,978,189	3,883,975,983	665,167,661	673,187,809

Net Assets — End of Year or Period	$855,806,047	$1,138,681,590	$2,692,912,946	$3,712,978,189	$495,728,246	$665,167,661

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(27,165,876)	$127,876,116	$3,205,294	$(3,344,613)	$(5,319,102)	$(5,402,037)
Net realized gain (loss)	405,138,323	1,184,409,538	(314,548)	1,841,715	(6,301,722)	11,223,666
Net change in unrealized appreciation (depreciation) of investments	(1,590,372,318)	(586,473,931)	315,339	(317,195)	(70,052,556)	(33,510,534)

Net increase (decrease) in net assets resulting from operations	(1,212,399,871)	725,811,723	3,206,085	(1,820,093)	(81,673,380)	(27,688,905)

From Contractowners Transactions:
Payments received from contractowners	38,814,129	39,851,011	8,285,378,554	7,635,358,335	4,031,635	4,630,432
Transfers between Variable Investment Options including guaranteed interest account, net	(55,103,371)	(27,833,509)	(7,005,840,634)	(6,482,203,776)	(17,987,796)	58,860,697
Redemptions for contract benefits and terminations	(521,422,106)	(615,904,987)	(1,285,543,784)	(1,226,056,777)	(59,172,572)	(76,392,874)
Contract maintenance charges	(123,155,401)	(127,030,947)	(3,940,787)	(3,420,837)	(13,294,365)	(13,379,140)

Net increase (decrease) in net assets resulting from contractowners transactions	(660,866,749)	(730,918,432)	(9,946,651)	(76,323,055)	(86,423,098)	(26,280,885)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	(300,057)	56,042	1,052,253	244,879	(6,003)	5,866

Net Increase (Decrease) in Net Assets	(1,873,566,677)	(5,050,667)	(5,688,313)	(77,898,269)	(168,102,481)	(53,963,924)
Net Assets — Beginning of Year or Period	6,809,149,116	6,814,199,783	814,807,895	892,706,164	737,854,030	791,817,954

Net Assets — End of Year or Period	$4,935,582,439	$6,809,149,116	$809,119,582	$814,807,895	$569,751,549	$737,854,030

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/SMALL COMPANY INDEX*		MULTIMANAGER TECHNOLOGY*
	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,578,129)	$(4,889,962)	$(10,065,314)	$(14,198,090)
Net realized gain (loss)	6,790,414	115,411,384	59,176,597	336,171,772
Net change in unrealized appreciation (depreciation) of investments	(114,539,951)	(39,088,814)	(408,222,713)	(154,954,397)

Net increase (decrease) in net assets resulting from operations	(110,327,666)	71,432,608	(359,111,430)	167,019,285

From Contractowners Transactions:
Payments received from contractowners	1,744,029	1,695,028	1,602,718	1,025,335
Transfers between Variable Investment Options including guaranteed interest account, net	2,648,311	(18,282,906)	(7,833,637)	(37,473,079)
Redemptions for contract benefits and terminations	(33,180,018)	(46,525,205)	(52,202,005)	(90,737,672)
Contract maintenance charges	(7,310,962)	(8,122,260)	(11,445,532)	(13,336,941)

Net increase (decrease) in net assets resulting from contractowners transactions	(36,098,640)	(71,235,343)	(69,878,456)	(140,522,357)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 49	6	7	(27)	73

Net Increase (Decrease) in Net Assets	(146,426,300)	197,272	(428,989,913)	26,497,001
Net Assets — Beginning of Year or Period	535,635,537	535,438,265	973,477,801	946,980,800

Net Assets — End of Year or Period	$389,209,237	$535,635,537	$544,487,888	$973,477,801

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-42

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	356	(1,184)	(828)	3,589	(4,327)	(738)

1290 VT GAMCO SMALL COMPANY VALUE	IB	103	(972)	(869)	4,021	(5,174)	(1,153)

1290 VT SMARTBETA EQUITY ESG	IB	537	(2,509)	(1,972)	10,564	(12,510)	(1,946)

1290 VT SOCIALLY RESPONSIBLE	IB	211	(638)	(427)	1,579	(1,512)	67

EQ/400 MANAGED VOLATILITY	IB	173	(1,656)	(1,483)	4,110	(5,932)	(1,822)

EQ/2000 MANAGED VOLATILITY	IB	397	(2,206)	(1,809)	7,041	(10,322)	(3,281)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	11,549	(10,977)	572	34,479	(39,954)	(5,475)

EQ/AB SMALL CAP GROWTH	IB	344	(1,080)	(736)	4,030	(5,356)	(1,326)

EQ/AGGRESSIVE ALLOCATION	B	881	(9,404)	(8,523)	57,686	(67,110)	(9,424)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	1,068	(9,285)	(8,217)	55,006	(63,603)	(8,597)

EQ/BALANCED STRATEGY	IB	2,108	(9,642)	(7,534)	59,666	(6,259)	53,407

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	287	(1,318)	(1,031)	5,847	(6,712)	(865)

EQ/COMMON STOCK INDEX	IB	120	(1,646)	(1,526)	4,150	(5,721)	(1,571)

EQ/CONSERVATIVE ALLOCATION	B	5,827	(12,266)	(6,439)	33,396	(40,235)	(6,839)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	67	(819)	(752)	72	(867)	(795)

EQ/CONSERVATIVE STRATEGY	IB	299	(656)	(357)	156	(825)	(669)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,840	(8,512)	(6,672)	25,110	(29,368)	(4,258)

EQ/CORE BOND INDEX	IB	3,369	(15,289)	(11,920)	33,940	(35,235)	(1,295)

EQ/EQUITY 500 INDEX	IB	2,382	(5,822)	(3,440)	19,032	(23,146)	(4,114)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	434	(841)	(407)	3,753	(4,384)	(631)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	234	(1,943)	(1,709)	9,104	(11,360)	(2,256)

EQ/GROWTH STRATEGY	IB	86	(2,306)	(2,220)	132	(3,545)	(3,413)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,054	(1,892)	(838)	4,201	(4,847)	(646)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	492	(4,449)	(3,957)	14,385	(18,758)	(4,373)

EQ/INTERNATIONAL EQUITY INDEX	IB	823	(3,766)	(2,943)	15,731	(18,133)	(2,402)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	534	(1,934)	(1,400)	6,057	(7,894)	(1,837)

EQ/JANUS ENTERPRISE	IB	195	(1,448)	(1,253)	5,950	(7,464)	(1,514)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	325	(5,825)	(5,500)	13,406	(20,087)	(6,681)

EQ/LARGE CAP GROWTH INDEX	IB	1,038	(2,858)	(1,820)	9,176	(12,052)	(2,876)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	591	(5,980)	(5,389)	21,410	(30,052)	(8,642)

EQ/LARGE CAP VALUE INDEX	IB	3,948	(4,875)	(927)	15,977	(17,979)	(2,002)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	679	(10,409)	(9,730)	23,387	(34,304)	(10,917)

EQ/MID CAP INDEX	IB	336	(3,103)	(2,767)	9,105	(12,564)	(3,459)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	371	(3,582)	(3,211)	9,996	(14,213)	(4,217)

EQ/MODERATE ALLOCATION	B	1,582	(21,096)	(19,514)	72,377	(90,348)	(17,971)

EQ/MODERATE GROWTH STRATEGY	IB	62	(2,707)	(2,645)	272	(3,514)	(3,242)

EQ/MODERATE-PLUS ALLOCATION	B	1,345	(32,478)	(31,133)	157,218	(187,727)	(30,509)

EQ/MONEY MARKET	IB	2,183,879	(2,207,015)	(23,136)	2,888,776	(2,941,910)	(53,134)

EQ/QUALITY BOND PLUS	IB	3,730	(10,970)	(7,240)	22,072	(23,957)	(1,885)

EQ/SMALL COMPANY INDEX	IB	428	(1,477)	(1,049)	5,516	(7,241)	(1,725)

MULTIMANAGER TECHNOLOGY	IB	1,168	(2,383)	(1,215)	6,763	(8,809)	(2,046)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2022

1.	Organization

Equitable Financial Life Insurance Company (“Equitable Financial”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”) and EQ Premier VIP Trust (“VIP”), (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2022, a Statement of Operations for the year ended December 31, 2022, and a Statement of Changes in Net Assets for the years ended December 31, 2022 and 2021:

EQ Advisors Trust*

•   1290 VT GAMCO Mergers & Acquisitions

•   1290 VT GAMCO Small Company Value

•   1290 VT SmartBeta Equity ESG(1)

•   1290 VT Socially Responsible

•   EQ/400 Managed Volatility

•   EQ/2000 Managed Volatility

•   EQ/AB Short Duration Government Bond

•   EQ/AB Small Cap Growth

•   EQ/Aggressive Growth Strategy

•   EQ/Balanced Strategy

•   EQ/Clearbridge Select Equity Managed Volatility

•   EQ/Common Stock Index

•   EQ/Conservative Growth Strategy

•   EQ/Conservative Strategy

•   EQ/Core Bond Index

•   EQ/Equity 500 Index

•   EQ/Franklin Small Cap Value Managed Volatility

•   EQ/Global Equity Managed Volatility

•   EQ/Growth Strategy

•   EQ/Intermediate Government Bond

•   EQ/International Core Managed Volatility

•   EQ/International Equity Index

•   EQ/International Value Managed Volatility

•   EQ/Janus Enterprise

•   EQ/Large Cap Core Managed Volatility

•   EQ/Large Cap Growth Index

•   EQ/Large Cap Growth Managed Volatility

•   EQ/Large Cap Value Index

•   EQ/Large Cap Value Managed Volatility

•   EQ/Mid Cap Index

•   EQ/Mid Cap Value Managed Volatility

•   EQ/Moderate Growth Strategy

•   EQ/Money Market

•   EQ/Quality Bond PLUS

•   EQ/Small Company Index

•   Multimanager Technology

EQ Premier VIP Trust*

•   EQ/Aggressive Allocation

•   EQ/Conservative Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Moderate-Plus Allocation

(1)	Formerly known as 1290 VT SmartBeta Equity.

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the investors of the separate account and for which the financial statements have not been included herein.

FSA-45

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-46

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits.Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-47

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$9,183,262	$20,414,620
1290 VT GAMCO SMALL COMPANY VALUE	45,605,841	98,089,583
1290 VT SMARTBETA EQUITY ESG	12,291,672	34,584,698
1290 VT SOCIALLY RESPONSIBLE	7,827,929	20,636,434
EQ/400 MANAGED VOLATILITY	11,696,628	35,829,162
EQ/2000 MANAGED VOLATILITY	17,214,107	44,817,639
EQ/AB SHORT DURATION GOVERNMENT BOND	104,639,423	103,772,428
EQ/AB SMALL CAP GROWTH	33,425,210	55,093,287
EQ/AGGRESSIVE ALLOCATION	293,092,673	257,688,053
EQ/AGGRESSIVE GROWTH STRATEGY	75,458,092	122,693,638
EQ/BALANCED STRATEGY	63,196,816	117,213,342
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	8,402,618	34,323,407
EQ/COMMON STOCK INDEX	54,461,647	112,426,912
EQ/CONSERVATIVE ALLOCATION	110,350,746	171,297,769
EQ/CONSERVATIVE GROWTH STRATEGY	7,311,836	14,583,019
EQ/CONSERVATIVE STRATEGY	5,828,952	8,920,875
EQ/CONSERVATIVE-PLUS ALLOCATION	82,830,679	143,799,268
EQ/CORE BOND INDEX	55,444,252	187,558,631
EQ/EQUITY 500 INDEX	154,855,436	318,474,323
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,304,903	18,624,740
EQ/GLOBAL EQUITY MANAGED VOLATILITY	28,101,052	78,328,602
EQ/GROWTH STRATEGY	46,603,749	61,248,523
EQ/INTERMEDIATE GOVERNMENT BOND	15,284,514	25,817,317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	21,697,180	83,630,281
EQ/INTERNATIONAL EQUITY INDEX	26,000,214	67,390,046
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	17,290,858	40,178,837
EQ/JANUS ENTERPRISE	32,721,059	58,636,595
EQ/LARGE CAP CORE MANAGED VOLATILITY	122,805,578	198,724,132
EQ/LARGE CAP GROWTH INDEX	98,734,051	128,100,294
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	349,273,717	324,715,677
EQ/LARGE CAP VALUE INDEX	74,117,413	77,360,517
EQ/LARGE CAP VALUE MANAGED VOLATILITY	120,599,362	307,928,006
EQ/MID CAP INDEX	64,158,424	109,887,495
EQ/MID CAP VALUE MANAGED VOLATILITY	44,826,214	135,970,763
EQ/MODERATE ALLOCATION	303,153,736	502,922,305
EQ/MODERATE GROWTH STRATEGY	47,064,704	64,379,459
EQ/MODERATE-PLUS ALLOCATION	639,005,397	774,419,116
EQ/MONEY MARKET	13,719,228,331	13,725,446,093
EQ/QUALITY BOND PLUS	51,216,479	138,573,120
EQ/SMALL COMPANY INDEX	33,159,498	57,596,602
MULTIMANAGER TECHNOLOGY	131,155,779	148,623,426

5.	Expenses and Related Party Transaction

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may

FSA-48

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transaction (Concluded)

charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc (“Holdings”).

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

FSA-49

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganization

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolio (“Surviving Portfolio”) acquired the net assets of other Portfolio (“Removed Portfolio”). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy
Share Class	Class IB	Class IB
Shares	$69,090,262	$53,014,912
Net Asset Value	$8.57	$17.94
Net Assets Before Merger	$592,159,387	$358,768,648
Net Assets After Merger	$—	$950,928,035
Realized Gain	$(133,015,915)

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

FSA-50

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	1.15%	1.15%

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – 0% in contract year 10 and thereafter.

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Unit liquidation from account value

FSA-51

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base High – 0.35% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base	Unit liquidation from account value

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base High – 0.45% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.

Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Unit liquidation from account value

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80

Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

FSA-52

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50% High – 125% Guaranteed Principal Benefit – 0.75%	Unit liquidation from account value

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%) High – 7% Withdrawal Option is 0.50% (max 0.80%)	Unit liquidation from account value

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life High – 0.75% for Single life 0.90% for Joint life	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life High – 0.80% for Single life; 0.95% for Joint life	Unit liquidation from account value

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note - Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter

Single and Joint life – charge is equal to the

percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.

Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

FSA-53

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 1.20% Class IB	$16.50	—	—	—	(7.15)%
	Highest contract charge 1.80% Class IB	$14.82	—	—	—	(7.66)%
	All contract charges	—	6,085	$95,510	0.31%	—
2021	Lowest contract charge 1.20% Class IB	$17.77	—	—	—	10.03%
	Highest contract charge 1.80% Class IB	$16.05	—	—	—	9.33%
	All contract charges	—	6,913	$117,157	0.65%	—
2020	Lowest contract charge 1.20% Class IB	$16.15	—	—	—	(2.48)%
	Highest contract charge 1.80% Class IB	$14.68	—	—	—	(3.04)%
	All contract charges	—	7,651	$118,249	0.17%	—
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%	—
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%	—

FSA-54

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 1.20% Class IB	$ 92.98	—	—	—	(11.75)%
	Highest contract charge 1.90% Class IB	$ 72.80	—	—	—	(12.37)%
	All contract charges	—	7,075	$642,241	0.51%	—
2021	Lowest contract charge 1.20% Class IB	$105.36	—	—	—	23.63%
	Highest contract charge 1.90% Class IB	$ 83.08	—	—	—	22.75%
	All contract charges	—	7,944	$817,327	0.61%	—
2020	Lowest contract charge 1.20% Class IB	$ 85.22	—	—	—	8.20%
	Highest contract charge 1.90% Class IB	$ 67.68	—	—	—	7.43%
	All contract charges	—	9,097	$758,864	0.73%	—
2019	Lowest contract charge 1.20% Class IB	$ 78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$ 63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%	—
2018	Lowest contract charge 0.95% Class IB	$ 69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$ 52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%	—

1290 VT SmartBeta Equity ESG
2022	Lowest contract charge 1.20% Class IB	$ 12.20	—	—	—	(15.57)%
	Highest contract charge 1.80% Class IB	$ 12.00	—	—	—	(16.14)%
	All contract charges	—	15,690	$189,896	1.14%	—
2021	Lowest contract charge 1.20% Class IB	$ 14.45	—	—	—	21.63%
	Highest contract charge 1.80% Class IB	$ 14.31	—	—	—	20.86%
	All contract charges	—	17,662	$253,985	1.22%	—
2020	Lowest contract charge 1.20% Class IB	$ 11.88	—	—	—	18.44%
	Highest contract charge 1.80% Class IB	$ 11.84	—	—	—	18.05%
	All contract charges	—	19,608	$232,519	0.57%

1290 VT Socially Responsible
2022	Lowest contract charge 1.20% Class IB	$ 24.57	—	—	—	(23.05)%
	Highest contract charge 1.80% Class IB	$ 21.31	—	—	—	(23.51)%
	All contract charges	—	2,920	$80,509	0.60%	—
2021	Lowest contract charge 1.20% Class IB	$ 31.93	—	—	—	28.75%
	Highest contract charge 1.80% Class IB	$ 27.86	—	—	—	27.97%
	All contract charges	—	3,347	$120,211	0.48%	—
2020	Lowest contract charge 1.20% Class IB	$ 24.80	—	—	—	18.55%
	Highest contract charge 1.80% Class IB	$ 21.77	—	—	—	17.80%
	All contract charges	—	3,280	$91,393	0.79%	—
2019	Lowest contract charge 1.20% Class IB	$ 20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$ 18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%	—
2018	s	$ 16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$ 14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%	—

EQ/400 Managed Volatility
2022	Lowest contract charge 1.20% Class IB	$ 19.08	—	—	—	(16.54)%
	Highest contract charge 1.90% Class IB	$ 17.82	—	—	—	(17.12)%
	All contract charges	—	12,513	$233,120	0.73%	—
2021	Lowest contract charge 1.20% Class IB	$ 22.86	—	—	—	22.18%
	Highest contract charge 1.90% Class IB	$ 21.50	—	—	—	21.33%
	All contract charges	—	13,996	$313,094	0.38%	—
2020	Lowest contract charge 1.20% Class IB	$ 18.71	—	—	—	12.10%
	Highest contract charge 1.90% Class IB	$ 17.72	—	—	—	11.31%
	All contract charges	—	15,818	$290,313	0.69%	—
2019	Lowest contract charge 1.20% Class IB	$ 16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$ 15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%	—

FSA-55

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/400 Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%	—

EQ/2000 Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$17.22	—	—	—	(23.13)%
	Highest contract charge 1.90% Class IB	$15.69	—	—	—	(23.87)%
	All contract charges	—	20,674	$339,441	0.71%	—
2021	Lowest contract charge 0.95% Class IB	$22.40	—	—	—	12.85%
	Highest contract charge 1.90% Class IB	$20.61	—	—	—	11.77%
	All contract charges	—	22,483	$482,623	0.36%	—
2020	Lowest contract charge 0.95% Class IB	$19.85	—	—	—	18.15%
	Highest contract charge 1.90% Class IB	$18.44	—	—	—	17.01%
	All contract charges	—	25,764	$492,531	0.77%	—
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%	—
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%	—

EQ/AB Short Duration Government Bond
2022	Lowest contract charge 1.20% Class IB	$ 9.01	—	—	—	(3.01)%
	Highest contract charge 1.90% Class IB	$ 8.41	—	—	—	(3.78)%
	All contract charges	—	48,602	$425,936	0.52%	—
2021	Lowest contract charge 1.20% Class IB	$ 9.29	—	—	—	(1.48)%
	Highest contract charge 1.90% Class IB	$ 8.74	—	—	—	(2.24)%
	All contract charges	—	48,030	$435,373	0.38%	—
2020	Lowest contract charge 1.20% Class IB	$ 9.43	—	—	—	(0.32)%
	Highest contract charge 1.90% Class IB	$ 8.94	—	—	—	(0.89)%
	All contract charges	—	53,505	$493,465	0.93%	—
2019	Lowest contract charge 1.20% Class IB	$ 9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$ 9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%	—
2018	Lowest contract charge 1.20% Class IB	$ 9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$ 8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%	—

EQ/AB Small Cap Growth
2022	Lowest contract charge 0.95% Class IB	$54.00	—	—	—	(29.14)%
	Highest contract charge 1.90% Class IB	$42.17	—	—	—	(29.81)%
	All contract charges	—	8,945	$368,130	0.15%	—
2021	Lowest contract charge 0.95% Class IB	$76.21	—	—	—	11.84%
	Highest contract charge 1.90% Class IB	$60.08	—	—	—	10.77%
	All contract charges	—	9,681	$565,488	0.00%	—
2020	Lowest contract charge 0.95% Class IB	$68.14	—	—	—	34.77%
	Highest contract charge 1.90% Class IB	$54.24	—	—	—	33.50%
	All contract charges	—	11,007	$578,770	0.09%	—
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%	—
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%	—

EQ/Aggressive Allocation
2022	Lowest contract charge 1.15% Class B	$22.83	—	—	—	(19.30)%
	Highest contract charge 1.70% Class B	$22.75	—	—	—	(19.72)%
	All contract charges	—	77,824	$1,784,905	0.84%	—

FSA-56

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation (Continued)
2021	Lowest contract charge 1.15% Class B	$28.29	—	—	—	15.85%
	Highest contract charge 1.90% Class B	$24.68	—	—	—	14.95%
	All contract charges	—	86,347	$2,461,893	3.96%	—
2020	Lowest contract charge 1.15% Class B	$24.42	—	—	—	14.06%
	Highest contract charge 1.90% Class B	$21.47	—	—	—	13.18%
	All contract charges	—	95,771	$2,365,155	2.74%	—
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%	—
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%	—

EQ/Aggressive Growth Strategy
2022	Lowest contract charge 0.95% Class IB	$11.34	—	—	—	(19.12)%
	Highest contract charge 1.80% Class IB	$11.09	—	—	—	(19.81)%
	All contract charges	—	60,311	$673,880	0.77%	—
2021	Lowest contract charge 0.95% Class IB	$14.02	—	—	—	15.68%
	Highest contract charge 1.80% Class IB	$13.83	—	—	—	14.77%
	All contract charges	—	77,125	$951,987	2.41%	—
2020	Lowest contract charge 0.95% Class IB	$12.12	—	—	—	15.54%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	14.87%
	All contract charges	—	77	$931,288	3.67%

EQ/Balanced Strategy(e)
2022	Lowest contract charge 0.95% Class IB	$ 8.55	—	—	—	(16.34)%
	Highest contract charge 1.80% Class IB	$ 8.44	—	—	—	(17.01)%
	All contract charges	—	64,968	$700,599	0.89%	—
2021	Lowest contract charge 0.95% Class IB	$10.22	—	—	—	3.65%
	Highest contract charge 1.80% Class IB	$10.17	—	—	—	3.14%
	All contract charges	—	72,502	$937,593	2.44%	—
2020	Lowest contract charge 1.15% Class IB	$12.49	—	—	—	9.95%
	Highest contract charge 1.70% Class IB	$18.37	—	—	—	9.35%
	All contract charges	—	19,095	$361,244	1.77%	—
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%	—
2018	Lowest contract charge 1.15% Class IB	$ 9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%	—

EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charge 1.20 % Class IB	$22.66	—	—	—	(27.95)%
	Highest contract charge 1.70% Class IB	$20.86	—	—	—	(28.32)%
	All contract charges	—	7,289	$157,539	0.34%	—
2021	Lowest contract charge 1.20 % Class IB	$31.45	—	—	—	23.62%
	Highest contract charge 1.70% Class IB	$29.10	—	—	—	22.99%
	All contract charges	—	8,320	$250,293	0.41%	—
2020	Lowest contract charge 1.20 % Class IB	$25.44	—	—	—	34.46%
	Highest contract charge 1.70% Class IB	$23.66	—	—	—	33.82%
	All contract charges	—	9,185	$224,113	0.02%	—
2019	Lowest contract charge 1.20 % Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%	—
2018	Lowest contract charge 1.20 % Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%	—

FSA-57

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2022	Lowest contract charge 0.95% Class IB	$770.40	—	—	—	(20.25)%
	Highest contract charge 1.90% Class IB	$490.24	—	—	—	(21.02)%
	All contract charges	—	12,281	$693,565	0.75%
2021	Lowest contract charge 0.95% Class IB	$966.07	—	—	—	23.74%
	Highest contract charge 1.90% Class IB	$620.70	—	—	—	22.56%
	All contract charges	—	13,807	$983,517	0.67%
2020	Lowest contract charge 0.95% Class IB	$780.71	—	—	—	18.63%
	Highest contract charge 1.90% Class IB	$506.46	—	—	—	17.50%
	All contract charges	—	15,378	$891,433	1.10%
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%

EQ/Conservative Allocation
2022	Lowest contract charge 0.95% Class B	$ 13.39	—	—	—	(13.45)%
	Highest contract charge 1.80% Class B	$ 11.38	—	—	—	(14.18)%
	All contract charges	—	48,066	$601,035	1.36%	—
2021	Lowest contract charge 0.95% Class B	$ 15.47	—	—	—	1.78%
	Highest contract charge 1.80% Class B	$ 13.26	—	—	—	0.84%
	All contract charges	—	54,505	$791,438	1.35%	—
2020	Lowest contract charge 0.95% Class B	$ 15.20	—	—	—	6.29%
	Highest contract charge 1.80% Class B	$ 13.15	—	—	—	5.45%
	All contract charges	—	61,344	$879,858	1.76%	—
2019	Lowest contract charge 0.95% Class B	$ 14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$ 12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%	—
2018	Lowest contract charge 1.15% Class B	$ 12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$ 11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%	—

EQ/Conservative Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$ 15.50	—	—	—	(15.62)%
	Highest contract charge 1.70% Class IB	$ 14.67	—	—	—	(15.98)%
	All contract charges	—	5,931	$90,193	0.91%	—
2021	Lowest contract charge 1.30% Class IB	$ 18.37	—	—	—	5.70%
	Highest contract charge 1.70% Class IB	$ 17.46	—	—	—	5.31%
	All contract charges	—	6,683	$120,625	1.47%	—
2020	Lowest contract charge 1.30% Class IB	$ 17.38	—	—	—	8.49%
	Highest contract charge 1.70% Class IB	$ 16.58	—	—	—	8.01%
	All contract charges	—	7,478	$127,913	1.62%	—
2019	Lowest contract charge 1.30% Class IB	$ 16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$ 15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%	—
2018	Lowest contract charge 1.30% Class IB	$ 14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$ 13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%	—

EQ/Conservative Strategy
2022	Lowest contract charge 1.30% Class IB	$ 12.05	—	—	—	(13.37)%
	Highest contract charge 1.70% Class IB	$ 11.40	—	—	—	(13.77)%
	All contract charges	—	4,416	$52,231	0.97%	—
2021	Lowest contract charge 1.30% Class IB	$ 13.91	—	—	—	1.09%
	Highest contract charge 1.70% Class IB	$ 13.22	—	—	—	0.69%
	All contract charges	—	4,773	$65,273	0.99%	—

FSA-58

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Strategy (Continued)
2020	Lowest contract charge 1.30% Class IB	$13.76	—	—	—	5.93%
	Highest contract charge 1.70% Class IB	$13.13	—	—	—	5.55%
	All contract charges	—	5,442	$73,714	1.43%	—
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%	—
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%	—

EQ/Conservative-Plus Allocation
2022	Lowest contract charge 1.15% Class B	$15.17	—	—	—	(15.53)%
	Highest contract charge 1.80% Class B	$13.39	—	—	—	(16.10)%
	All contract charges	—	41,111	$613,207	1.19%	—
2021	Lowest contract charge 1.15% Class B	$17.96	—	—	—	5.52%
	Highest contract charge 1.90% Class B	$15.67	—	—	—	4.68%
	All contract charges	—	47,783	$846,470	2.03%	—
2020	Lowest contract charge 1.15% Class B	$17.02	—	—	—	5.32%
	Highest contract charge 1.90% Class B	$14.97	—	—	—	7.93%
	All contract charges	—	52,041	$876,744	1.99%	—
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%	—
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%	—

EQ/Core Bond Index
2022	Lowest contract charge 0.25% Class IB	$10.00	—	—	—	(9.01)%
	Highest contract charge 1.90% Class IB	$11.62	—	—	—	(10.48)%
	All contract charges	—	81,575	$896,983	1.52%	—
2021	Lowest contract charge 0.25% Class IB	$10.99	—	—	—	(2.31)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(3.92)%
	All contract charges	—	93,495	$1,143,704	1.40%	—
2020	Lowest contract charge 0.25% Class IB	$11.25	—	—	—	5.83%
	Highest contract charge 1.90% Class IB	$13.51	—	—	—	4.00%
	All contract charges	—	94,790	$1,203,132	1.45%	—
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%	—
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%	—

EQ/Equity 500 Index
2022	Lowest contract charge 0.65% Class IB	$36.72	—	—	—	(19.07)%
	Highest contract charge 1.90% Class IB	$69.92	—	—	—	(20.08)%
	All contract charges	—	39,020	$1,814,260	1.02%	—
2021	Lowest contract charge 0.25% Class IB	$20.81	—	—	—	27.59%
	Highest contract charge 1.90% Class IB	$87.49	—	—	—	25.54%
	All contract charges	—	42,460	$2,472,655	0.83%	—
2020	Lowest contract charge 0.25% Class IB	$16.31	—	—	—	17.51%
	Highest contract charge 1.90% Class IB	$69.69	—	—	—	15.53%
	All contract charges	—	46,574	$2,159,356	1.25%	—
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%	—

FSA-59

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%	—

EQ/Franklin Small Cap Value Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$21.13	—	—	—	(17.88)%
	Highest contract charge 1.70% Class IB	$18.67	—	—	—	(18.47)%
	All contract charges	—	4,392	$84,928	0.42%	—
2021	Lowest contract charge 0.95% Class IB	$25.73	—	—	—	18.52%
	Highest contract charge 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	4,799	$113,613	0.34%	—
2020	Lowest contract charge 0.95% Class IB	$21.71	—	—	—	11.22%
	Highest contract charge 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	5,430	$109,060	0.73%	—
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%	—
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%	—

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$31.87	—	—	—	(21.71)%
	Highest contract charge 1.90% Class IB	$24.96	—	—	—	(22.46)%
	All contract charges	—	18,044	$603,205	0.34%	—
2021	Lowest contract charge 0.95% Class IB	$40.71	—	—	—	14.81%
	Highest contract charge 1.90% Class IB	$32.19	—	—	—	13.71%
	All contract charges	—	19,753	$847,215	0.87%	—
2020	Lowest contract charge 0.95% Class IB	$35.46	—	—	—	13.18%
	Highest contract charge 1.90% Class IB	$28.31	—	—	—	12.12%
	All contract charges	—	22,009	$826,373	0.64%	—
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%	—
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%

EQ/Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$22.05	—	—	—	(18.51)%
	Highest contract charge 1.70% Class IB	$20.87	—	—	—	(18.83)%
	All contract charges	—	22,388	$483,549	0.83%	—
2021	Lowest contract charge 1.30% Class IB	$27.06	—	—	—	12.84%
	Highest contract charge 1.70% Class IB	$25.71	—	—	—	12.37%
	All contract charges	—	24,608	$653,258	2.16%	—
2020	Lowest contract charge 1.30% Class IB	$23.98	—	—	—	12.16%
	Highest contract charge 1.70% Class IB	$22.88	—	—	—	11.72%
	All contract charges	—	28,021	$660,290	2.02%	—
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%	—
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%	—

EQ/Intermediate Government Bond
2022	Lowest contract charge 1.20% Class IB	$19.20	—	—	—	(8.75)%
	Highest contract charge 1.70% Class IB	$16.34	—	—	—	(9.22)%
	All contract charges	—	9,603	$120,147	0.92%	—

FSA-60

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond (Continued)
2021	Lowest contract charge 1.20% Class IB	$21.04	—	—	—	(3.31)%
	Highest contract charge 1.70% Class IB	$18.00	—	—	—	(3.79)%
	All contract charges	—	10,441	$142,574	0.70%	—
2020	Lowest contract charge 1.20% Class IB	$21.76	—	—	—	3.08%
	Highest contract charge 1.70% Class IB	$18.71	—	—	—	2.52%
	All contract charges	—	11,087	$155,014	0.94%	—
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%	—
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%	—

EQ/International Core Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	(14.94)%
	Highest contract charge 1.90% Class IB	$13.24	—	—	—	(15.72)%
	All contract charges	—	38,749	$631,266	1.20%	—
2021	Lowest contract charge 0.95% Class IB	$19.55	—	—	—	8.97%
	Highest contract charge 1.90% Class IB	$15.71	—	—	—	7.90%
	All contract charges	—	42,706	$822,188	2.23%	—
2020	Lowest contract charge 0.95% Class IB	$17.94	—	—	—	7.43%
	Highest contract charge 1.90% Class IB	$14.56	—	—	—	6.43%
	All contract charges	—	47,079	$835,399	1.39%	—
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%	—
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%	—

EQ/International Equity Index
2022	Lowest contract charge 0.95% Class IB	$18.26	—	—	—	(12.76)%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	(13.60)%
	All contract charges	—	32,388	$508,426	2.44%	—
2021	Lowest contract charge 0.95% Class IB	$20.93	—	—	—	9.87%
	Highest contract charge 1.90% Class IB	$16.18	—	—	—	8.88%
	All contract charges	—	35,331	$638,935	3.15%	—
2020	Lowest contract charge 0.95% Class IB	$19.05	—	—	—	2.86%
	Highest contract charge 1.90% Class IB	$14.86	—	—	—	1.85%
	All contract charges	—	37,733	$624,418	1.95%	—
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%	—
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%	—

EQ/International Value Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$23.67	—	—	—	(14.49)%
	Highest contract charge 1.90% Class IB	$18.48	—	—	—	(15.31)%
	All contract charges	—	15,974	$288,950	1.54%	—
2021	Lowest contract charge 0.95% Class IB	$27.68	—	—	—	9.28%
	Highest contract charge 1.90% Class IB	$21.82	—	—	—	8.23%
	All contract charges	—	17,374	$369,184	2.10%	—
2020	Lowest contract charge 0.95% Class IB	$25.33	—	—	—	3.18%
	Highest contract charge 1.90% Class IB	$20.16	—	—	—	2.18%
	All contract charges	—	19,211	$376,250	1.37%	—

FSA-61

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Value Managed Volatility (Continued)
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%	—
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%	—

EQ/Janus Enterprise
2022	Lowest contract charge 1.20% Class IB	$36.60	—	—	—	(17.57)%
	Highest contract charge 1.80% Class IB	$32.86	—	—	—	(18.10)%
	All contract charges	—	10,318	$359,618	0.00%
2021	Lowest contract charge 1.20% Class IB	$44.40	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$40.12	—	—	—	14.73%
	All contract charges	—	11,571	$490,695	0.09%
2020	Lowest contract charge 1.20% Class IB	$38.46	—	—	—	13.08%
	Highest contract charge 1.80% Class IB	$34.97	—	—	—	16.68%
	All contract charges	—	13,085	$482,107	—%
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	—%

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$28.14	—	—	—	(19.16)%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	(19.94)%
	All contract charges	—	41,844	$1,189,724	0.01%	—
2021	Lowest contract charge 0.95% Class IB	$34.81	—	—	—	26.12%
	Highest contract charge 1.90% Class IB	$27.89	—	—	—	24.90%
	All contract charges	—	47,344	$1,673,964	0.39%	—
2020	Lowest contract charge 0.95% Class IB	$27.60	—	—	—	15.14%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	14.04%
	All contract charges	—	54,025	$1,521,282	0.67%	—
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%	—
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%	—

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.95% Class IB	$28.98	—	—	—	(30.22)%
	Highest contract charge 1.90% Class IB	$23.07	—	—	—	(30.89)%
	All contract charges	—	18,705	$653,245	0.23%	—
2021	Lowest contract charge 0.95% Class IB	$41.53	—	—	—	25.54%
	Highest contract charge 1.90% Class IB	$33.38	—	—	—	24.32%
	All contract charges	—	20,525	$1,032,907	0.05%	—
2020	Lowest contract charge 0.95% Class IB	$33.08	—	—	—	35.96%
	Highest contract charge 1.90% Class IB	$26.85	—	—	—	34.72%
	All contract charges	—	23,401	$942,452	0.31%	—
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%	—
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%	—

FSA-62

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$51.31	—	—	—	(31.25)%
	Highest contract charge 1.90% Class IB	$40.07	—	—	—	(31.90)%
	All contract charges	—	55,347	$2,285,075	0.07%	—
2021	Lowest contract charge 0.95% Class IB	$74.63	—	—	—	23.19%
	Highest contract charge 1.90% Class IB	$58.84	—	—	—	22.00%
	All contract charges	—	60,736	$3,665,931	0.00%	—
2020	Lowest contract charge 0.95% Class IB	$60.58	—	—	—	30.76%
	Highest contract charge 1.90% Class IB	$48.23	—	—	—	29.51%
	All contract charges	—	69,378	$3,415,896	0.08%	—
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%	—
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%	—

EQ/Large Cap Value Index
2022	Lowest contract charge 0.95% Class IB	$15.55	—	—	—	(9.12)%
	Highest contract charge 1.80% Class IB	$13.41	—	—	—	(9.88)%
	All contract charges	—	31,276	$443,233	1.43%	—
2021	Lowest contract charge 0.95% Class IB	$17.11	—	—	—	23.09%
	Highest contract charge 1.80% Class IB	$14.88	—	—	—	22.07%
	All contract charges	—	32,203	$504,466	1.24%	—
2020	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	1.24%
	Highest contract charge 1.80% Class IB	$12.19	—	—	—	0.41%
	All contract charges	—	34,205	$437,592	1.92%	—
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%	—
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$ 9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%	—

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$31.85	—	—	—	(12.43)%
	Highest contract charge 1.90% Class IB	$25.03	—	—	—	(13.27)%
	All contract charges	—	74,638	$1,916,339	1.23%	—
2021	Lowest contract charge 0.95% Class IB	$36.37	—	—	—	23.62%
	Highest contract charge 1.90% Class IB	$28.86	—	—	—	22.44%
	All contract charges	—	84,368	$2,486,197	0.92%	—
2020	Lowest contract charge 0.95% Class IB	$29.42	—	—	—	4.70%
	Highest contract charge 1.90% Class IB	$23.57	—	—	—	3.70%
	All contract charges	—	95,285	$2,282,650	1.55%	—
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%	—
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%	—

EQ/Mid Cap Index
2022	Lowest contract charge 0.95% Class IB	$31.57	—	—	—	(14.44)%
	Highest contract charge 1.90% Class IB	$25.46	—	—	—	(15.25)%
	All contract charges	—	22,533	$695,851	0.93%	—
2021	Lowest contract charge 0.95% Class IB	$36.90	—	—	—	11.78%
	Highest contract charge 1.90% Class IB	$30.04	—	—	—	10.70%
	All contract charges	—	25,300	$917,623	0.61%	—

FSA-63

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Index (Continued)
2020	Lowest contract charge 0.95% Class IB	$30.07	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$24.72	—	—	—	23.03%
	All contract charges	—	28,759	$854,295	0.99%	—
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	(13.41)%
	All contract charges	—	31,480	$839,770	1.09%	—
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	13.30%
	All contract charges	—	34,547	$745,731	1.04%	—

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 0.95% Class IB	$39.28	—	—	—	(15.38)%
	Highest contract charge 1.90% Class IB	$30.67	—	—	—	(16.20)%
	All contract charges	—	26,583	$855,741	0.90%	—
2021	Lowest contract charge 0.95% Class IB	$46.42	—	—	—	26.18%
	Highest contract charge 1.90% Class IB	$36.60	—	—	—	25.00%
	All contract charges	—	29,794	$1,138,530	0.55%	—
2020	Lowest contract charge 0.95% Class IB	$36.79	—	—	—	3.99%
	Highest contract charge 1.90% Class IB	$29.28	—	—	—	2.95%
	All contract charges	—	34,011	$1,035,487	1.15%	—
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%	—
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%	—

EQ/Moderate Allocation
2022	Lowest contract charge 0.95% Class B	$77.30	—	—	—	(16.27)%
	Highest contract charge 1.90% Class B	$54.15	—	—	—	(17.08)%
	All contract charges	—	129,569	$2,692,536	1.18%	—
2021	Lowest contract charge 0.95% Class B	$92.32	—	—	—	7.39%
	Highest contract charge 1.90% Class B	$65.30	—	—	—	6.37%
	All contract charges	—	149,083	$3,712,566	2.49%	—
2020	Lowest contract charge .95% Class B	$85.97	—	—	—	10.20%
	Highest contract charge 1.90% Class B	$61.39	—	—	—	9.14%
	All contract charges	—	167,054	$3,883,608	2.15%	—
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%	—
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%	—

EQ/Moderate Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$19.95	—	—	—	(17.56)%
	Highest contract charge 1.70% Class IB	$18.88	—	—	—	(17.88)%
	All contract charges	—	25,284	$495,590	0.87%	—
2021	Lowest contract charge 1.30% Class IB	$24.20	—	—	—	10.45%
	Highest contract charge 1.70% Class IB	$22.99	—	—	—	10.00%
	All contract charges	—	27,929	$665,003	1.93%	—
2020	Lowest contract charge 1.30% Class IB	$21.91	—	—	—	10.94%
	Highest contract charge 1.70% Class IB	$20.90	—	—	—	10.47%
	All contract charges	—	31,171	$673,042	1.87%	—
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%	—

FSA-64

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%	—

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 0.95% Class B	$20.71	—	—	—	(17.85)%
	Highest contract charge 1.90% Class B	$17.27	—	—	—	(18.61)%
	All contract charges	—	243,979	$4,935,225	1.01%	—
2021	Lowest contract charge 0.95% Class B	$25.21	—	—	—	11.60%
	Highest contract charge 1.90% Class B	$21.22	—	—	—	10.52%
	All contract charges	—	275,112	$6,808,438	3.34%	—
2020	Lowest contract charge 0.95% Class B	$22.59	—	—	—	13.01%
	Highest contract charge 1.80% Class B	$19.53	—	—	—	12.05%
	All contract charges	—	305,621	$6,813,647	2.46%	—
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%	—
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%	—

EQ/Money Market
2022	Lowest contract charge 0.00% Class IB	$10.13	—	—	—	1.10%
	Highest contract charge 1.80% Class IB	$21.92	—	—	—	(0.72)%
	All contract charges	—	166,801	$809,120	1.10%	—
2021	Lowest contract charge 0.00% Class IB	$10.02	—	—	—	(78.20)%
	Highest contract charge 1.80% Class IB	$22.08	—	—	—	(1.65)%
	All contract charges	—	189,937	$814,808	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$45.96	—	—	—	0.22%
	Highest contract charge 1.80% Class IB	$22.45	—	—	—	(1.58)%
	All contract charges	—	243,071	$892,706	0.18%	—
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%	—

EQ/Quality Bond PLUS
2022	Lowest contract charge 1.20% Class IB	$16.05	—	—	—	(11.28)%
	Highest contract charge 1.90% Class IB	$13.04	—	—	—	(11.89)%
	All contract charges	—	49,245	$569,732	0.62%	—
2021	Lowest contract charge 1.20% Class IB	$18.09	—	—	—	(3.31)%
	Highest contract charge 1.90% Class IB	$14.80	—	—	—	(3.96)%
	All contract charges	—	56,485	$737,831	0.75%	—
2020	Lowest contract charge 1.20% Class IB	$18.71	—	—	—	4.70%
	Highest contract charge 1.90% Class IB	$15.41	—	—	—	3.91%
	All contract charges	—	58,370	$791,802	1.28%	—
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%	—
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%	—

FSA-65

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2022	Lowest contract charge 0.95% Class IB	$40.27	—	—	—	(20.57)%
	Highest contract charge 1.90% Class IB	$31.64	—	—	—	(21.35)%
	All contract charges	—	11,974	$389,166	0.87%	—
2021	Lowest contract charge 0.95% Class IB	$50.70	—	—	—	13.98%
	Highest contract charge 1.90% Class IB	$40.23	—	—	—	12.88%
	All contract charges	—	13,023	$535,599	0.60%	—
2020	Lowest contract charge 0.95% Class IB	$44.48	—	—	—	18.58%
	Highest contract charge 1.90% Class IB	$35.64	—	—	—	17.47%
	All contract charges	—	14,748	$535,408	1.02%	—
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%	—
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%	—

Multimanager Technology
2022	Lowest contract charge 0.95% Class IB	$47.50	—	—	—	(37.89)%
	Highest contract charge 1.80% Class IB	$39.64	—	—	—	(38.42)%
	All contract charges	—	11,606	$544,347	0.00%
2021	Lowest contract charge 0.95% Class IB	$76.48	—	—	—	19.69%
	Highest contract charge 1.80% Class IB	$64.37	—	—	—	18.65%
	All contract charges	—	12,821	$973,376	0.00%
2020	Lowest contract charge 0.95% Class IB	$63.90	—	—	—	51.82%
	Highest contract charge 1.80% Class IB	$54.25	—	—	—	50.53%
	All contract charges	—	14,867	$946,901	0.12%
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-66